                                                         RUSSELL INSURANCE FUNDS
----------------
INSURANCE FUNDS
----------------

1998 Annual Report

MULTI-STYLE EQUITY FUND

AGGRESSIVE EQUITY FUND

NON-US FUND

CORE BOND FUND

DECEMBER 31, 1998






                                                                  [RUSSELL LOGO]

                      RUSSELL INSURANCE FUNDS

                      Russell Insurance Funds is a
                      "series mutual fund" with four
                      different investment portfolios.
                      These financial statements report
                      on four Funds, each of which has
                      distinct investment objectives and
                      strategies.


                      FRANK RUSSELL INVESTMENT
                      MANAGEMENT COMPANY

                      Responsible for overall management
                      and administration of the Funds.


                      FRANK RUSSELL COMPANY

                      Consultant to Frank Russell
                      Investment Management Company.

                            RUSSELL INSURANCE FUNDS

                                 ANNUAL REPORT

                               DECEMBER 31, 1998



                               TABLE OF CONTENTS

                                                                  Page

Multi-Style Equity Fund ......................................       2

Aggressive Equity Fund .......................................      12

Non-US Fund ..................................................      24

Core Bond Fund ...............................................      36

Notes to Financial Statements ................................      47

Report of Independent Accountants ............................      54

Tax Information ..............................................      55

Matter Submitted to a Vote of Shareholders ...................      56

Manager, Money Managers and Service Providers ................      58


RUSSELL INSURANCE FUNDS
Copyright (C) Frank Russell Company 1999. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. This material must be accompanied or preceded by a current Russell Insurance Funds' Prospectus containing complete information concerning the investment objectives and operations of the Funds, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Russell Insurance Funds.

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



OBJECTIVE: To provide income and capital growth by investing principally in equity securities.

INVESTS IN: Primarily U.S. equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of three managers with three separate and distinct investment styles.

                           [LINE GRAPH APPEARS HERE]

Dates        Multi-Style Equity Fund   Russell 1000(R) Index**   Lipper(R) Growth & Income++
 Inception*                  $10,000                   $10,000                       $10,000
       1997                  $12,853                   $13,285                       $12,709
       1998                  $16,543                   $16,875                       $14,657
----------------------------------------------------------------------------------------------

 Total                       $39,396                   $40,160                       $37,366
==============================================================================================


MULTI-STYLE EQUITY FUND                           RUSSELL 1000(R) INDEX

PERIODS ENDED   GROWTH OF      TOTAL              PERIODS ENDED    GROWTH OF        TOTAL
  12/31/98       $10,000      RETURN                 12/31/98       $10,000         RETURN
-------------  ------------  ------------         --------------  -------------  -------------
1 Year          $  12,871      28.71%             1 Year           $  12,702       27.02%
Inception       $  16,543      28.73%(S)          Inception        $  16,875       29.91%(S)
                                                  LIPPER(R) GROWTH & INCOME FUNDS BENCHMARK

                                                  PERIODS ENDED    GROWTH OF        TOTAL
                                                     12/31/98       $10,000         RETURN
                                                  --------------  -------------  -------------
                                                  1 Year           $  11,533       15.33%
                                                  Inception        $  14,657       21.07%(S)

2 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



PERFORMANCE REVIEW

For the year ended December 31, 1998, the Multi-Style Equity Fund shares reflected a total return of 28.7%, as compared to the Russell 1000(R) Index results of 27%. The Fund exceeded the Index primarily due to effective security selection. Performance also compared very favorably with the 15.3% average return of mutual funds tracked in the Lipper(R) Growth and Income Funds Benchmark.

PORTFOLIO HIGHLIGHTS

The performance of stocks in 1998 was characterized by unprecedented differences in returns between various sectors of the market. Stocks provided investors with returns in excess of 20% -- the first time the market has ever produced four consecutive years of gains in excess of 20% per annum. Despite the market's strength, volatility was extreme, with a deep swoon in prices during the third quarter. The market's advance favored large cap growth issues. Valuation sensitivity proved a liability for investors, as value stocks in the Russell 1000 Index trailed their growth counterparts by more than 20 percentage points - the largest differential since the inception of the indices. Technology stocks led the market advance, as anything and everything associated with the Internet attracted investors. As a result, the technology sector gained 75% for the year. The laggards were led by energy and raw materials, as commodity prices trended lower throughout the year. Large cap issues dominated once again with the largest 50 stocks of the Russell 1000 Index up 40%, while small cap stocks in the Russell 2000(R) Index fell 2.5% during the year-another unprecedented margin.

The Multi-Style Equity Fund fared better than the majority of its peers in the Lipper(R) Growth and Income Funds Benchmark in 1998. Its multi-manager mix afforded it some opportunities not shared by funds with more focused approaches to the growth and income style. The Fund's growth manager, Alliance, produced very strong results, aided by exposure to many of the market's strongest performers. However, even with their aggressive style, they found valuations on many other stocks unacceptably high. The value-oriented manager, Equinox, had a more difficult time as their valuation sensitivity focused their investments away from some of the better performing sectors of the market. They were underweighted in many of the more aggressively-priced growth stocks, particularly Internet-related issues. Overall, good security selection, particularly in the Technology sector, helped the Fund outperform its benchmarks.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)             December 31, 1998

Nokia Corp. - ADR                                      3.2%
Home Depot, Inc. (The)                                 3.1
Airtouch Communications, Inc.                          2.8
MCI WorldCom, Inc.                                     2.7
Dell Computer Corp.                                    2.5
Bristol-Myers Squibb Co.                               2.4
Cisco Systems, Inc.                                    2.2
Tyco International, Ltd.                               2.0
Pfizer, Inc.                                           1.9
Philip Morris Cos., Inc.                               1.8

PORTFOLIO CHARACTERISTICS
                                                December 31, 1998

Current P/E Ratio                                           32.3x
Portfolio Price/Book Ratio                                  4.41x
Market Capitalization - $-Weighted Average              68.59 Bil
Number of Holdings                                             99

MONEY MANAGERS                                       STYLES


Alliance Capital Management L.P.                Growth
Equinox Capital Management, Inc.                Value
Westpeak Investment Advisors, L.P.              Market-Oriented


* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Russell 1000(R) Index includes the 1,000 largest companies in the Russell 3000(R) Index, the smallest of which is valued at about $158.3 million. The Russell 1000 Index represents the universe of stocks from which most active money managers typically select. The Russell 1000 Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

++ Lipper(R) Growth & Income Funds Benchmark is the average total return for the universe of funds within the Growth and Income Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                       Multi-Style Equity Fund 3

MULTI-STYLE EQUITY FUND

STATEMENT OF NET ASSETS

                                                          DECEMBER 31, 1998

                                                               MARKET
                                            NUMBER             VALUE
                                              OF               (000)
                                            SHARES               $
                                           --------           --------

COMMON STOCKS - 87.9%
AUTO AND TRANSPORTATION - 3.8%
AMR Corp. (a)                                 7,400                439
Delta Air Lines, Inc.                        12,200                634
Ford Motor Co.                               12,500                734
General Motors Corp.                          6,700                479
Northwest Airlines Corp. Class A (a)          8,800                224
UAL Corp. (a)                                 4,700                281
                                                            ----------
                                                                 2,791
                                                            ----------

CONSUMER DISCRETIONARY - 11.2%
America Online, Inc.                          1,900                304
Dayton Hudson Corp.                          14,800                803
Eastman Kodak Co.                             8,598                619
Hasbro, Inc.                                  8,800                318
Home Depot, Inc. (The)                       37,300              2,282
JC Penney & Co., Inc.                         9,500                445
Kohl's Corp. (a)                              7,900                485
Lowe's Cos., Inc.                             6,300                322
Sears Roebuck & Co.                           9,400                400
Time Warner, Inc.                             6,600                410
Tribune Co.                                   6,200                409
Wal-Mart Stores, Inc.                        12,100                985
Whirlpool Corp.                               9,100                504
                                                            ----------
                                                                 8,286
                                                            ----------

CONSUMER STAPLES - 4.2%
Colgate-Palmolive Co.                         2,500                232
ConAgra, Inc.                                15,600                491
Kroger Co. (a)                                5,700                345
PepsiCo, Inc.                                 9,700                398
Philip Morris Cos., Inc.                     24,700              1,321
Rite Aid Corp.                                6,100                302
                                                            ----------
                                                                 3,089
                                                            ----------

FINANCIAL SERVICES - 17.6%
Allstate Corp.                               15,400                595
American International Group, Inc.            1,200                116
Associates First Capital Corp. Class A       24,754              1,049
BankAmerica Corp.                            21,650              1,301
Chase Manhattan Corp.                        13,700                932
Citigroup, Inc.                               4,700                233
Conseco, Inc.                                12,500                382
Federal Home Loan Mortgage Corp.              6,700                432
Federal National Mortgage Association        17,500              1,295
Fifth Third Bancorp                           2,000                143
Fleet Financial Group, Inc.                  21,000                938
Hartford Financial Services
 Group, Inc. (The)                           10,600                582
MBNA Corp.                                   35,400                883
Morgan Stanley Dean Witter & Co.             18,400              1,306
Progressive Corp.                             1,800                305
SunAmerica, Inc.                              1,500                122
Transamerica Financial Corp.                  2,600                300
U.S. Bancorp                                 11,100                394
Washington Mutual, Inc.                      26,428              1,009
Wells Fargo Co. (a)                          16,900                675
                                                            ----------
                                                                12,992
                                                            ----------

HEALTH CARE - 9.8%
Aetna, Inc.                                   7,700                605
Baxter International, Inc.                    8,900                572
Bristol-Myers Squibb Co.                     13,100              1,753
Columbia/HCA Healthcare Corp.                29,000                718
HBO & Co.                                    24,200                694
Merck & Co., Inc.                             2,100                311
Pfizer, Inc.                                 11,000              1,380
Schering-Plough Corp.                        17,600                972
Warner-Lambert Co.                            2,900                218
                                                            ----------
                                                                 7,223
                                                            ----------

INTEGRATED OILS - 3.7%
Amerada Hess Corp. NPV                       11,700                582
Atlantic Richfield Co.                        4,100                268
Coastal Corp.                                 9,400                328
Exxon Corp.                                   8,900                651
Mobil Corp.                                   4,600                401
Texaco, Inc.                                 10,200                539
                                                            ----------
                                                                 2,769
                                                            ----------

MATERIALS AND PROCESSING - 4.1%
FMC Corp. (a)                                 3,400                190
Fort James Corp.                              8,100                325
International Paper Co.                      11,300                506
Reynolds Metals Co.                           9,700                511
Tyco International, Ltd.                     19,700              1,486
                                                            ----------
                                                                 3,018
                                                            ----------

OTHER ENERGY - 0.7%
Conoco, Inc. Class A (a)                     23,500                491
                                                            ----------

PRODUCER DURABLES - 3.9%
AMP, Inc.                                     8,000                417
Foster Wheeler Corp.                         11,200                148
General Electric Co.                          2,100                213


4  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

                                                         DECEMBER 31, 1998

                                                               MARKET
                                            NUMBER             VALUE
                                              OF               (000)
                                            SHARES               $
                                           --------           --------

Ingersoll-Rand Co.                            2,600                122
Lockheed Martin Corp.                         7,100                602
United Technologies Corp.                     4,200                457
Xerox Corp.                                   7,900                932
                                                            ----------
                                                                 2,891
                                                            ----------

TECHNOLOGY - 14.4%
Cisco Systems, Inc. (a)                      17,400              1,615
COMPAQ Computer Corp.                        14,900                625
Dell Computer Corp. (a)                      25,100              1,837
Electronic Data Systems Corp.                16,610                835
EMC Corp. (a)                                14,800              1,258
IMS Health, Inc.                              6,800                513
Intel Corp.                                   8,700              1,031
International Business
 Machines Corp.                               6,700              1,238
Lucent Technologies, Inc.                     4,500                495
Microsoft Corp. (a)                           6,700                928
Sun Microsystems, Inc. (a)                    3,600                308
                                                            ----------
                                                                10,683
                                                            ----------

UTILITIES - 14.5%
Airtouch Communications, Inc. (a)            28,200              2,034
AT&T Corp.                                   14,400              1,084
Bell Atlantic Corp.                          16,580                879
Consolidated Edison, Inc.                     8,900                471
FPL Group, Inc.                               5,000                308
GTE Corp.                                     5,404                351
MCI WorldCom, Inc. (a)                       27,900              2,002
PacifiCorp.                                  24,000                506
Peco Energy Co.                               8,800                366
PG&E Corp.                                   20,330                640
SBC Communications, Inc.                     13,800                740
Tele-Communications, Inc.
 Class A (a)                                  1,600                 89
Tele-Communications, Inc.
 Series A (a)                                17,200                792
Unicom Corp.                                 12,800                494
                                                            ----------
                                                                10,756
                                                            ----------

TOTAL COMMON STOCKS
(cost $55,033)                                                  64,989
                                                            ----------

PREFERRED STOCK - 3.2%
Nokia Corp. - ADR                            19,900              2,396
                                                            ----------

TOTAL PREFERRED STOCK
(cost $1,529)                                                    2,396
                                                            ----------
SHORT-TERM INVESTMENTS - 8.8%
Federated Prime Cash
 Obligation Fund (b)                          6,220              6,220
United States Treasury Notes
 6.250% due 03/31/99 (c)                        300                301
                                                            ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $6,520)                                                    6,521
                                                            ----------

TOTAL INVESTMENTS - 99.9%
(identified cost $63,082)(d)                                    73,906
                                                            ----------

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                          92
                                                            ----------

NET ASSETS - 100.0%                                             73,998
                                                            ==========

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value

        The accompanying notes are an integral part of the financial statements.


                                                       Multi-Style Equity Fund 5

MULTI-STYLE EQUITY FUND

                                                               DECEMBER 31, 1998

                                                          UNREALIZED
                                         NUMBER          APPRECIATION
                                           OF           (DEPRECIATION)
                                        CONTRACTS           (000)
                                       -----------     ---------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index
 expiration date 03/99                          20       $      216
                                                         ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased ((S))                               $     216
                                                         ==========


((S)) At December 31, 1998, United States Treasury Notes valued at $301 were held as collateral in connection with futures contracts purchased by the Fund.


The accompanying notes are an integral part of the financial statements.

6  Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES


Amounts in thousands (except per-share amounts)                              December 31, 1998
                                                                             -----------------

ASSETS
Investments at market (identified cost $63,082)(Note 2)  ........................      $73,906
Receivables:
 Dividends and interest .........................................................          101
 Investments sold ...............................................................          127
 Fund shares sold ...............................................................          416
 Daily variation margin on futures contracts (Notes 2 and 3)  ...................           17
Deferred organization expenses (Note 2)  ........................................            4
                                                                                       -------
   Total Assets .................................................................       74,571

LIABILITIES
Payables:
 Investments purchased ...............................................      $438
 Accrued fees to affiliates (Note 4)  ................................        36
 Other accrued expenses ..............................................        99

   Total Liabilities ............................................................          573
                                                                                       -------
NET ASSETS ......................................................................      $73,998
                                                                                       =======
NET ASSETS CONSIST OF:
Undistributed net investment income .............................................      $   119
Accumulated net realized gain (loss)  ...........................................        4,473
Unrealized appreciation (depreciation) on:
 Investments ....................................................................       10,824
 Futures contracts ..............................................................          216
Shares of beneficial interest ...................................................           46
Additional paid-in capital ......................................................       58,320
                                                                                       -------
NET ASSETS ......................................................................      $73,998
                                                                                       =======
NET ASSET VALUE, offering and redemption price per share:
 ($73,998,179 divided by 4,619,352 shares of $.01 par value
   shares of beneficial interest outstanding)  ..................................      $ 16.02
                                                                                       =======

        The accompanying notes are an integral part of the financial statements.

                                                       Multi-Style Equity Fund 7

MULTI-STYLE EQUITY FUND

STATEMENT OF OPERATIONS


Amounts in thousands                                             Year Ended December 31, 1998
                                                                 ----------------------------

INVESTMENT INCOME:
                                                                                      $   741
 Interest .....................................................................            11
                                                                                      -------
   Total Investment Income ....................................................           752

EXPENSES (Notes 2 and 4):
 Advisory fees .....................................................    $  361
 Custodian fees ....................................................       114
 Transfer agent fees ...............................................         9
 Professional fees .................................................        28
 Registration fees .................................................        13
 Trustees' fees ....................................................        11
 Amortization of deferred organization expenses ....................         1
 Miscellaneous .....................................................        21
                                                                        ------
 Expenses before reductions ........................................       558
 Expense reductions (Note 4)  ......................................      (132)
                                                                        ------
   Expenses, net ..............................................................           426
                                                                                      -------
Net investment income .........................................................           326
                                                                                      -------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments .......................................................     3,961
 Futures contracts .................................................       540          4,501
                                                                        ------
Net change in unrealized appreciation or depreciation of:
 Investments .......................................................     6,870
 Futures contracts .................................................       219          7,089
                                                                        ------        -------
Net gain (loss) on investments ................................................        11,590
                                                                                      -------
Net increase (decrease) in net assets resulting from operations ...............       $11,916
                                                                                      =======

The accompanying notes are an integral part of the financial statements.

8 Multi-Style Equity Fund

MULTI-STYLE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                                    December 31, 1998
                                                                                       ----------------------
                                                                                        1998           1997*
                                                                                       -------        -------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ..........................................................      $   326        $   146
 Net realized gain (loss)  ......................................................        4,501            582
 Net change in unrealized appreciation or depreciation ..........................        7,089          3,951
                                                                                       -------        -------
   Net increase (decrease) in net assets resulting from operations ..............       11,916          4,679
                                                                                       -------        -------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..........................................................         (248)          (105)
 Net realized gain on investments ...............................................         (610)            --
                                                                                       -------        -------
   Total Distributions to Shareholders ..........................................         (858)          (105)
                                                                                       -------        -------
FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share transactions (Note 5)  ...       39,301         19,040
                                                                                       -------        -------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................................       50,359         23,614

NET ASSETS
 Beginning of period ............................................................       23,639             25(a)
                                                                                       -------        -------
 End of period (including undistributed net investment income
   of $119 and $41, respectively)  ..............................................      $73,998        $23,639
                                                                                       =======        =======

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Original capital.


        The accompanying notes are an integral part of the financial statements.

                                                       Multi-Style Equity Fund 9

MULTI-STYLE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                    YEARS ENDED DECEMBER 31,
                                                                  ---------------------------
                                                                   1998                1997*
                                                                  ---------------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......................       $ 12.78             $ 10.00
                                                                  -------             -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (c)  ...............................           .10                 .09
 Net realized and unrealized gain (loss) on investments ...          3.49                2.75
                                                                  -------             -------
   Total Income From Investment Operations ................          3.59                2.84
                                                                  -------             -------
DISTRIBUTIONS:
 Net investment income ....................................          (.08)               (.06)
 Net realized gain on investments .........................          (.27)                 --
                                                                  -------             -------
   Total Distributions ....................................          (.35)               (.06)
                                                                  -------             -------
NET ASSET VALUE, END OF PERIOD ............................       $ 16.02             $ 12.78
                                                                  =======             =======
TOTAL RETURN (%)(a)  ......................................         28.71               28.53

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)  ................        73,998              23,639

 Ratios to average net assets (%)(b):
   Operating expenses, net ................................           .92                 .92
   Operating expenses, gross ..............................          1.21                1.61
   Net investment income ..................................           .70                 .76

 Portfolio turnover rate (%)(b)  ..........................         78.89               64.95

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1997 are annualized.
(c) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

 10 Multi-Style Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



OBJECTIVE: To seek to provide capital appreciation by assuming a higher level of volatility than is ordinarily expected from Multi-Style Equity Fund by investing in equity securities.

INVESTS IN: Primarily small capitalization and "emerging growth-type" U.S. equity securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy intended to achieve higher returns with moderate risk. The Fund employed the investment management services of two small capitalization stock fund managers with distinct investment styles.

[LINE GRAPH APPEARS HERE]


Dates        Aggressive Equity Fund     Russell 2500/TM/ Index**    Lipper(R) Small Co. Growth++
 Inception*                 $10,000                      $10,000                         $10,000
       1997                 $13,507                      $12,436                         $12,074
       1998                 $13,644                      $12,484                         $11,997
--------------------------------------------------------------------------------------------------
 Total                      $37,151                      $34,920                         $34,071
==================================================================================================

AGGRESSIVE EQUITY FUND                            RUSSELL 2500(TM) INDEX

PERIODS ENDED   GROWTH OF      TOTAL               PERIODS ENDED     GROWTH OF         TOTAL
  12/31/98       $10,000      RETURN                 12/31/98         $10,000         RETURN
-----------------------------------------         -----------------------------------------------
1 Year          $  10,102      1.02%               1 Year            $  10,038          0.38%
Inception       $  13,664     16.87%(S)            Inception         $  12,484         11.73%(S)
                                                  LIPPER(R) SMALL CO. GROWTH FUNDS BENCHMARK

                                                   PERIODS ENDED     GROWTH OF         TOTAL
                                                     12/31/98         $10,000         RETURN
                                                  -----------------------------------------------
                                                  1 Year             $   9,936        (0.64)%
                                                  Inception          $  11,997          9.53%(S)

12 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)


PERFORMANCE REVIEW
For the year ended December 31, 1998, the Aggressive Equity Fund reflected a total return of 1% as compared to the Russell 2500(TM) Index, which gained only 0.4%. The Fund's performance was also better than the average small cap fund tracked by Lipper(R) Analytical Services which lost 0.6%. Good security selection was the primary factor in achieving positive returns.

PORTFOLIO HIGHLIGHTS
Small capitalization stocks lagged large cap issues throughout 1998. The market's defense against weakening trends in the global economy was to focus on stocks believed to have better financial strength and growth. The Russell 2000(R) Index lost 2.5% for the year while the largest stocks in the Russell 1000(R) Index gained more than 40% - an unprecedented spread. Despite the relative outperformance of growth-oriented funds in the fourth quarter, the Aggressive Equity Fund produced good index-relative results for the year, finishing slightly ahead of the Russell 2500 Index and well ahead of the average small cap fund tracked by Lipper. The managers' security selection accounted for the superior performance. Results were particularly good in the Consumer Discretionary sector, led by retail holdings.

Investment style also had a strong influence on performance in the small cap market. While small growth stocks were up slightly for the year, small value stocks finished in negative territory. The Russell 2000(R) Growth Index rose 1.2% during the year, while the Russell 2000(R) Value Index fell 6.5%. The Aggressive Equity Fund's performance was reflective of the good security selection of its underlying managers. Particularly good results were produced by the Fund's Consumer Discretionary holdings, specifically specialty retailers Ann Taylor and Talbot's. The managers' stock picking was also effective in avoiding some of the weakness in the Materials and Processing and the Financial Services sectors.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)        December 31, 1998

Symbol Technologies, Inc.                         1.6%
Bindley Western Industries, Inc.                  1.3
Centex Corp.                                      1.0
IBP, Inc.                                         1.0
Arvin Industries, Inc.                            1.0
Bergen Brunswig Corp. Class A                     0.9
GATX Corp.                                        0.8
First American Financial Corp.                    0.8
USG Corp.                                         0.8
PacifiCare Health Systems, Inc. Class B           0.8

PORTFOLIO CHARACTERISTICS
                                           December 31, 1998

Current P/E Ratio                                    17.6x
Portfolio Price/Book Ratio                           2.59x
Market Capitalization - $-Weighted Average        1.38 Bil
Number of Holdings                                     301

MONEY MANAGERS                                  STYLES

Rothchild Asset Management, Inc.          Small Cap - Value
Westpeak Investment Advisors, L.P.        Small Cap - Value


* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.
** Russell 2500(TM) Index is composed of the bottom 500 stocks in the Russell 1000(R) Index and all the stocks in the Russell 2000(R) Index. The largest security in this index has a market capitalization of about $1.4 billion. The Russell 2500(TM) Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++ Lipper(R) Small Co. Growth Funds Benchmark is the average total return for the universe of funds within the Small Company Growth Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                      Aggressive Equity Fund  13

AGGRESSIVE EQUITY FUND

STATEMENT OF NET ASSETS


                                                               DECEMBER 31, 1998

                                                                    MARKET
                                            NUMBER                  VALUE
                                              OF                    (000)
                                            SHARES                    $
                                           --------               --------

COMMON STOCKS - 91.6%

AUTO AND TRANSPORTATION - 7.4%
Alaska Air Group, Inc. (a)                   3,200                   142
Arvin Industries, Inc.                       6,000                   250
Avis Rent A Car, Inc. (a)                    4,800                   115
Avondale Industries, Inc. (a)                  600                    17
Barnes Group, Inc.                           3,600                   105
CNF Transportation, Inc.                       700                    26
Coachmen Industries, Inc.                    1,100                    29
Covenant Transport, Inc. Class A (a)           800                    14
Fleetwood Enterprises, Inc.                  2,800                    97
Hertz Corp. Class A                          1,500                    68
Hunt (JB) Transportation Services, Inc.      1,289                    30
Landstar Systems, Inc. (a)                   3,700                   151
M.S. Carriers, Inc. (a)                      3,200                   103
Midwest Express Holdings, Inc. (a)             900                    24
Modine Manufacturing Co.                     3,100                   112
MotivePower Industries, Inc. (a)             1,500                    48
Myers Industries, Inc.                       3,400                    98
National R.V. Holdings, Inc. (a)             1,050                    27
Navistar International Corp. (a)             4,700                   134
Tower Automotive, Inc. (a)                   3,000                    75
Varlen Corp.                                 2,000                    46
Winnebago Industries, Inc.                   2,500                    38
XTRA Corp.                                   1,900                    79
                                                              ----------
                                                                   1,828
                                                              ----------

CONSUMER DISCRETIONARY - 16.4%
Abacus Direct Corp. (a)                        700                    32
Acclaim Entertainment, Inc. (a)              6,100                    75
Ames Department Stores, Inc. (a)             4,000                   108
AnnTaylor Stores Corp. (a)                   3,400                   134
Authentic Fitness Corp.                      2,600                    47
Blair Corp.                                  1,000                    22
Bob Evans Farms, Inc.                        5,200                   135
Bowne & Co., Inc.                            5,200                    93
Brinker International, Inc.  (a)             5,200                   150
Buckle, Inc. (The) (a)                       1,200                    29
Buffets, Inc. (a)                            7,100                    84
CEC Entertainment, Inc. (a)                    600                    17
Central Garden & Pet Co. (a)                   900                    13
Chris Craft Industries, Inc. (a)               618                    30
CKE Restaurants, Inc.                        1,331                    39
Copart, Inc. (a)                             2,600                    85
Cox Radio, Inc. Class A (a)                  1,500                    63
Day Runner, Inc. (a)                         2,000                    29
Department 56, Inc. (a)                      3,800                   143
Discount Auto Parts, Inc. (a)                2,400                    53
Eagle Hardware and Garden, Inc. (a)          3,400                   110
Education Management Corp. (a)               1,400                    33
Fingerhut Cos., Inc.                         2,400                    37
Foodmaker, Inc. (a)                          6,600                   146
Footstar, Inc. (a)                             700                    18
Furniture Brands International, Inc. (a)     3,800                   104
Grey Advertising, Inc.                         300                   106
GTECH Holdings Corp. (a)                     1,700                    44
Haverty Furniture Co., Inc.                  1,100                    23
ITT Educational Services, Inc. (a)           1,200                    41
La-Z-Boy Chair Co.                           5,200                    93
Level One Communications, Inc. (a)             800                    28
Linens 'n Things, Inc. (a)                   1,700                    67
Media General, Inc. Class A                  2,100                   110
Merrill Corp.                                2,400                    46
Michaels Stores, Inc. (a)                    5,800                   105
Musicland Stores Corp. (a)                  10,700                   160
Ogden Corp.                                  3,800                    95
Oshkosh B' Gosh, Inc. Class A                4,200                    85
Outback Steakhouse, Inc. (a)                 2,900                   115
Plantronics, Inc. (a)                        1,300                   112
Playtex Products, Inc. (a)                   2,800                    45
Pulitzer Publishing Co.                      1,300                   113
Quicksilver, Inc. (a)                        1,500                    45
Recoton Corp. (a)                            1,800                    32
Regis Corp.                                  2,800                   112
Ross Stores, Inc.                            2,300                    90
Ryan's Family Steak Houses, Inc. (a)         4,800                    59
Scholastic Corp. (a)                           700                    37
Snyder Communications, Inc. (a)                500                    17
Sonic Corp. (a)                              2,250                    54
StaffMark, Inc. (a)                          2,000                    45
Talbots, Inc.                                4,000                   126
Thomas Nelson, Inc.                          2,100                    28
Tractor Supply Co. (a)                       1,600                    38
United Stationers, Inc. (a)                  2,600                    70
WestPoint Stevens, Inc. (a)                    500                    16
Wet Seal, Inc. Class A (The) (a)             1,300                    39
                                                              ----------
                                                                   4,025
                                                              ----------

CONSUMER STAPLES - 4.5%

Canandaigua Brands Co., Inc.
 Class A (a)                                   900                    52
Coors (Adolph) Co. Class B                     800                    45
Dean Foods Co.                                 300                    12
Dole Food Co., Inc.                          1,000                    30
Genovese Drug Stores, Inc. Class A           1,210                    34
Hormel Foods Corp.                           1,900                    62
IBP, Inc.                                    8,600                   250
Interstate Bakeries Corp.                      800                    21
J & J Snack Foods Corp. (a)                    900                    20
Michael Foods, Inc.                          3,200                    96


14  Agressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               DECEMBER 31, 1998

                                                                 MARKET
                                            NUMBER               VALUE
                                              OF                 (000)
                                            SHARES                 $
                                           --------           ----------

Pilgrim's Pride Corp.                        3,400                    68
Robert Mondavi Corp. Class A (a)               700                    30
Seaboard Corp.                                  80                    34
SuperValu, Inc.                              2,600                    73
Tootsie Roll Industries, Inc.                  800                    31
Universal Corp.                              3,700                   130
Universal Foods Corp.                        4,000                   110
                                                              ----------
                                                                   1,098
                                                              ----------

FINANCIAL SERVICES - 16.0%
Acceptance Insurance
 Companies, Inc. (a)                         2,300                    46
Advanta Corp. Class A                        1,600                    21
Affiliated Computer Services, Inc.
 Class A (a)                                 1,200                    54
Alfa Corp.                                   1,800                    43
Ambac Financial Group, Inc.                  2,400                   143
American Annuity Group, Inc.                   900                    21
Amplicon, Inc.                                 100                     2
Area Bancshares Corp.                        1,400                    36
Banknorth Group, Inc.                        1,100                    41
Capital Re Corp.                             3,900                    78
Centura Banks, Inc.                            200                    15
CMAC Investment Corp.                          400                    18
CNB Bancshares, Inc.                         2,415                   113
Comdisco, Inc.                               4,300                    73
Commerce Bancshares, Inc.                    1,050                    44
CORT Business Services Corp. (a)             2,100                    51
Cullen Frost Bankers, Inc.                     900                    49
Delphi Financial Group, Inc. (a)             1,291                    68
Dime Bancorp, Inc.                           4,800                   127
DST Systems, Inc. (a)                        2,500                   143
E.W. Blanch Holdings, Inc.                   2,000                    95
Eaton Vance Corp.                              700                    15
Enhance Financial Services
 Group, Inc.                                 4,000                   120
Envoy Corp. (a)                                600                    35
FBL Financial Group, Inc. Class A            1,300                    32
First American Financial Corp.               6,200                   199
First Citizens BancShares, Inc.                300                    27
First Republic Bank (a)                        800                    20
FirstFed Financial Corp.  (a)                3,200                    57
Foremost Corp. of America                    2,000                    42
Fremont General Corp.                        2,800                    69
Fund American Cos., Inc.                       600                    84
Gallagher (Arthur J.) & Co.                  1,900                    84
GATX Corp.                                   5,300                   201
GBC Bancorp                                  3,000                    77
Hamilton Bancorp, Inc. (a)                   1,000                    26
HSB Group, Inc.                              2,250                    92
Imperial Bancorp (a)                         1,155                    19
JSB Financial, Inc.                            600                    33
McGrath RentCorp                             4,000                    86
Mercantile Bankshares Corp.                  3,000                   115
Mississippi Valley Bancshares, Inc.            400                    13
NAC Reinsurance Corp.                        2,100                    99
National Bancorp of Alaska, Inc.             2,400                    81
National City Bancorporation (a)             2,600                    66
National Western Life Insurance Co.
 Class A (a)                                   300                    35
Orion Capital Corp.                          1,200                    48
Pinnacle Banc Group, Inc.                      600                    17
Poe & Brown, Inc.                            2,000                    70
Riggs National Corp.                         3,000                    61
RLI Corp.                                      850                    28
Rollins Truck Leasing Corp.                  7,800                   115
SEI Corp.                                      500                    50
Silicon Valley Bancshares (a)                3,400                    58
Simmons First National Corp. Class A           600                    22
Stewart Information Services Corp.           1,700                    99
TR Financial Corp.                           2,400                    94
USBANCORP, Inc.                              2,400                    47
Valley National Bancorp                      3,275                    92
Webster Financial Corp.                        800                    22
20th Century Industries                      4,300                   100
                                                              ----------
                                                                   3,931
                                                              ----------

HEALTH CARE - 7.9%
Alpharma, Inc. Class A                       3,100                   108
AmeriSource Health Corp. Class A (a)         1,700                   111
Bausch & Lomb, Inc.                          1,000                    60
Bergen Brunswig Corp. Class A                6,200                   216
Bindley Western Industries, Inc.             6,533                   321
Datascope Corp. (a)                          2,700                    62
Diagnostic Products Corp.                    1,900                    59
IDEC Pharmaceuticals Corp. (a)                 500                    24
Integrated Health Services, Inc. (a)         3,800                    54
Medco Research, Inc. (a)                     1,600                    42
Mylan Laboratories, Inc.                     3,900                   123
PacifiCare Health Systems, Inc.
 Class B (a)                                 2,500                   199
PSS World Medical, Inc. (a)                  4,900                   111
Roberts Pharmaceutical Corp. (a)             5,500                   120
United Payors & United
 Providers, Inc. (a)                         3,400                    98
Universal Health Services, Inc.
 Class B (a)                                 3,500                   182
Veterinary Centers of
 America, Inc. (a)                             800                    16
VISX, Inc. (a)                                 400                    35
                                                              ----------
                                                                   1,941
                                                              ----------

15  Agressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               DECEMBER 31, 1998

                                                                 MARKET
                                            NUMBER               VALUE
                                              OF                 (000)
                                            SHARES                 $
                                           --------           ----------

INTEGRATED OILS - 0.3%
Tesoro Petroleum Corp.  (a)                  3,100                    37
TransMontaigne, Inc. (a)                     1,700                    26
                                                              ----------
                                                                      63
                                                              ----------

MATERIALS AND PROCESSING - 12.5%
ACX Technologies, Inc. (a)                   3,000                    40
Amcast Industrial Corp.                        200                     4
Ball Corp.                                   2,400                   110
Boise Cascade Corp.                          5,000                   154
Bowater, Inc.                                1,100                    46
Centex Corp.                                 5,700                   257
Cleveland-Cliffs, Inc.                       1,400                    56
Elcor Chemical Corp.                         1,500                    48
Geon Co.                                       600                    14
Granite Construction, Inc.                   3,350                   112
Hughes Supply, Inc.                          3,000                    88
International Specialty
 Products, Inc. (a)                          5,400                    73
Juno Lighting, Inc.                          2,200                    51
Lafarge Corp.                                3,900                   158
Louisiana Pacific Corp.                      2,100                    38
Martin Marietta Materials, Inc.              1,500                    93
MAXXAM, Inc. (a)                             2,100                   120
Millennium Chemicals, Inc.                   8,900                   176
Mohawk Industries, Inc. (a)                  3,650                   153
NL Industries, Inc.                            900                    13
Nortek, Inc. (a)                             1,300                    36
Oneida, Ltd.                                 1,900                    28
Precision Castparts Corp.                      900                    40
Quanex Corp.                                 1,700                    38
Schulman (A.), Inc.                          3,000                    68
Scotts Co. (The) Class A (a)                 2,200                    85
Simpson Manufacturing Co., Inc. (a)          1,400                    52
Spartech Corp.                               2,300                    51
SPS Technologies, Inc. (a)                     400                    23
Teleflex, Inc.                               2,800                   128
Texas Industries, Inc.                       4,600                   124
Tredegar Industries, Inc.                    3,000                    68
USG Corp.                                    3,900                   199
Vulcan Materials Co.                         1,000                   132
Waters Corp. (a)                             1,200                   105
Webb (Del E.) Corp.                          2,200                    61
Wellman, Inc.                                5,000                    51
                                                              ----------
                                                                   3,093
                                                              ----------

OTHER ENERGY - 1.7%
Barrett Resources Corp. (a)                  2,200                    53
BEC Energy                                   3,700                   153
Penn Virginia Corp.                          1,200                    22
Seacor Holdings, Inc. (a)                    2,900                   143
Seitel, Inc. (a)                             2,000                    25
Tidewater, Inc.                              1,300                    30
                                                              ----------
                                                                     426
                                                              ----------

PRODUCER DURABLES - 6.0%
AFC Cable Systems, Inc. (a)                  1,375                    46
Astec Industries, Inc. (a)                   2,600                   144
Cordant Technologies, Inc.                   2,200                    83
CTS Corp.                                    2,400                   104
Detroit Diesel Corp. (a)                       300                     6
Ducommun, Inc. (a)                           3,450                    48
Esterline Corp.  (a)                         3,800                    83
GenCorp, Inc.                                1,900                    47
Gleason Corp.                                2,100                    38
Kaufman & Broad Home Corp.                   4,200                   121
M.D.C. Holdings, Inc.                          700                    15
Miller (Herman), Inc.                        1,800                    48
Mine Safety Appliances Co.                   1,600                   106
Oak Industries, Inc. (a)                     2,400                    84
Optical Coating Laboratory, Inc.             1,500                    38
Plexus Corp. (a)                               600                    20
Ryland Group, Inc.                           2,100                    61
Smith (A.O.) Corp.                             900                    22
Superior TeleCom, Inc.                       1,100                    52
Terex Corp. (a)                              2,600                    74
U.S. Home Corp. (a)                          2,800                    93
York International Corp.                     3,500                   143
                                                              ----------
                                                                   1,476
                                                              ----------

TECHNOLOGY - 11.5%
Actel Corp. (a)                              2,400                    48
American Management
 Systems, Inc. (a)                             900                    36
Arrow Electronics, Inc. (a)                  3,700                    99
Aspect Development, Inc. (a)                 1,200                    54
Autodesk, Inc.                               3,200                   135
Avant! Corp. (a)                             1,900                    30
Checkpoint Systems, Inc. (a)                 1,200                    15
CHS Electronics, Inc. (a)                    6,700                   113
Ciber, Inc. (a)                                600                    17
Comverse Technology, Inc. (a)                1,000                    71
Digi International, Inc. (a)                 6,500                    71
Electro Rent Corp. (a)                       3,400                    54
Gerber Scientific, Inc.                      1,500                    36
Harmon Industries, Inc.                      1,500                    35
Inso Corp. (a)                               2,700                    68
Leasing Solutions, Inc. (a)                  1,100                     4
MAPICS, Inc. (a)                             3,400                    56
Marshall Industries  (a)                       800                    20

16  Agressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               DECEMBER 31, 1998

                                                                 MARKET
                                            NUMBER               VALUE
                                              OF                 (000)
                                            SHARES                 $
                                           --------           ----------


Mercury Interactive Corp. (a)                  800                    51
Micron Electronics, Inc. (a)                 2,800                    48
National Computer Systems, Inc.              3,000                   109
NeoMagic Corp. (a)                           3,600                    79
PMC - Sierra, Inc. (a)                         400                    25
Policy Management Systems Corp. (a)          2,800                   141
Progress Software Corp. (a)                  2,000                    68
QLogic Corp. (a)                               900                   117
Safeguard Scientifics, Inc.  (a)             1,100                    30
Sanmina Corp. (a)                              700                    44
SDL, Inc. (a)                                1,900                    75
Semtech Corp. (a)                            2,100                    75
Siebel Systems, Inc. (a)                     2,700                    91
Sterling Software, Inc. (a)                  5,500                   149
Structural Dynamics
 Research Corp.  (a)                         1,000                    20
Symbol Technologies, Inc.                    6,100                   390
Synopsys, Inc. (a)                           2,400                   130
Telxon Corp.                                   300                     4
Whittman-Hart, Inc. (a)                      2,000                    55
Xircom, Inc. (a)                             2,700                    92
Zebra Technologies Corp. Class A (a)         3,100                    89
                                                              ----------
                                                                   2,844
                                                              ----------

UTILITIES - 7.4%
Cellular Communications
 International, Inc.  (a)                      750                    51
Eastern Utilities Associates                 1,100                    31
Energen Corp.                                7,900                   154
Energy East Corp.                            2,400                   136
Minnesota Power & Light Co.                  3,000                   132
National Fuel & Gas Co.                      2,100                    95
NIPSCO Industries, Inc.                      4,300                   131
NUI Corp.                                    1,800                    48
OGE Energy Corp.                             4,700                   136
Rochester Gas & Electric Corp.               2,800                    88
Southwest Gas Corp.                          2,000                    54
TNP Enterprises, Inc.                        3,200                   121
UGI Corp.                                    3,400                    81
United Illuminating Co.                      1,400                    72
United States Cellular Corp. (a)             3,600                   137
UtiliCorp United, Inc.                       4,700                   172
Western Resources, Inc.                      2,500                    83
WICOR, Inc.                                  4,400                    96
                                                              ----------
                                                                   1,818
                                                              ----------

TOTAL COMMON STOCKS
(cost $19,775)                                                    22,543
                                                              ----------
SHORT-TERM INVESTMENTS - 8.5%
Federated Prime Cash
 Obligation Fund (b)                         1,939                 1,939
United States Treasury Notes (c)
 5.875% due 03/31/99                            50                    50
United States Treasury Notes (c)
 6.250% due 03/31/99                                                 100
                                               100            ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $2,090)                                                      2,089
                                                              ----------

TOTAL INVESTMENTS - 100.1%
(identified cost $21,865)(d)                                      24,632

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                         (25)
                                                              ----------


NET ASSETS - 100.0%                                               24,607
                                                              ==========

(a) Nonincome-producing security
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.



         The accompanying notes are an integral part of the financial statements

                                                      17  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

                                                               DECEMBER 31, 1998


                                                           UNREALIZED
                                           NUMBER          APPRECIATION
                                             OF           (DEPRECIATION)
                                          CONTRACTS           (000)
                                         -----------     ----------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index
 expiration date 03/99                             4           $       62
S&P 400 Midcap Index
 expiration date 03/99                             3                   60
                                                               ----------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased ((S))                                $      122
                                                          ==========

((S)) At December 31, 1998, United States Treasury Notes valued at $150 were held as collateral in connection with futures contracts purchased by the Fund.



The accompanying notes are an integral part of the financial statements.

18  Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES


Amounts in thousands (except per-share amounts)                December 31, 1998

ASSETS
Investments at market (identified cost $21,865)(Note 2) .................................  $    24,632
Receivables:
 Dividends and interest .................................................................           31
 Investments sold .......................................................................            1
 Fund shares sold .......................................................................           13
 Daily variation margin on futures contracts (Notes 2 and 3) ............................           20
Deferred organization expenses (Note 2) .................................................            4
                                                                                           -----------

   Total Assets .........................................................................       24,701

LIABILITIES
Payables:
 Accrued fees to affiliates (Note 4) ......................................  $        27
 Other accrued expenses ...................................................           67
                                                                             -----------

   Total Liabilities ....................................................................           94
                                                                                           -----------

NET ASSETS ..............................................................................  $    24,607
                                                                                           ===========

NET ASSETS CONSIST OF:
Undistributed net investment income .....................................................  $        14
Accumulated distributions in excess of net realized gain ................................         (189)
Unrealized appreciation (depreciation) on:
 Investments ............................................................................        2,767
 Futures contracts ......................................................................          122
Shares of beneficial interest ...........................................................           19
Additional paid-in capital ..............................................................       21,874
                                                                                           -----------

NET ASSETS ..............................................................................  $    24,607
                                                                                           ===========

NET ASSET VALUE, offering and redemption price per share:
 ($24,606,713 divided by 1,937,602 shares of $.01 par value
   shares of beneficial interest outstanding) ...........................................  $     12.70
                                                                                           ===========

        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  19

AGGRESSIVE EQUITY FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                                      Year Ended December 31, 1998


INVESTMENT INCOME:
 Dividends ..............................................................................  $       280
 Interest ...............................................................................            3
                                                                                           -----------


   Total Investment Income ..............................................................          283

EXPENSES (Notes 2 and 4):
 Advisory fees ............................................................  $       187
 Custodian fees ...........................................................           89
 Transfer agent fees ......................................................           13
 Professional fees ........................................................            9
 Registration fees ........................................................            4
 Trustees' fees ...........................................................           10
 Amortization of deferred organization expenses ...........................            1
 Miscellaneous ............................................................           15
                                                                             -----------

 Expenses before reductions ...............................................          328
 Expense reductions (Note 4)  .............................................          (82)
                                                                             -----------

   Expenses, net .......................................................................           246
                                                                                           -----------

Net investment income ..................................................................            37
                                                                                           -----------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments ..............................................................         (258)
 Futures contracts ........................................................           78          (180)
                                                                             -----------
Net change in unrealized appreciation or depreciation of:
 Investments ..............................................................          251
 Futures contracts ........................................................          116           367
                                                                             -----------   -----------

Net gain (loss) on investments .........................................................           187
                                                                                           -----------

Net increase (decrease) in net assets resulting from operations  .......................   $       224
                                                                                           ===========

The accompanying notes are an integral part of the financial statements.

20 Aggressive Equity Fund

AGGRESSIVE EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                                 Year Ended December 31,

                                                                                       1998          1997*
                                                                                     --------      --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income .........................................................     $     37      $     48
 Net realized gain (loss)  .....................................................         (180)        1,099
 Net change in unrealized appreciation or depreciation .........................          367         2,522
                                                                                     --------      --------
   Net increase (decrease) in net assets resulting from operations .............          224         3,669
                                                                                     --------      --------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income .........................................................          (26)          (45)
 Net realized gain on investments ..............................................         (918)           --
 In excess of net realized gain on investments .................................         (189)           --
                                                                                     --------      --------

   Total Distributions to Shareholders .........................................       (1,133)          (45)
                                                                                     --------      --------

FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share transactions (Note 5)  ..       10,144        11,723
                                                                                     --------      --------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................        9,235        15,347

NET ASSETS
 Beginning of period ...........................................................       15,372            25(a)
                                                                                     --------      --------

 End of period (including undistributed net investment income
   of $14 and $3, respectively)  ...............................................     $ 24,607      $ 15,372
                                                                                     ========      ========

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Original capital.

        The accompanying notes are an integral part of the financial statements.

                                                      Aggressive Equity Fund  21

AGGRESSIVE EQUITY FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                              YEARS ENDED DECEMBER 31,
                                                                           ------------------------------
                                                                              1998                1997*
                                                                           ----------          ----------
NET ASSET VALUE, BEGINNING OF PERIOD ....................................  $    13.45          $    10.00
                                                                           ----------          ----------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (c)  .............................................         .02                 .04
 Net realized and unrealized gain (loss) on investments .................         .13                3.45
                                                                           ----------          ----------

   Total Income From Investment Operations ..............................         .15                3.49
                                                                           ----------          ----------

DISTRIBUTIONS:
 Net investment income ..................................................        (.02)               (.04)
 Net realized gain on investments .......................................        (.73)                 --
 In excess of net realized gain on investments ..........................        (.15)                 --
                                                                           ----------          ----------

   Total Distributions ..................................................        (.90)               (.04)
                                                                           ----------          ----------

NET ASSET VALUE, END OF PERIOD ..........................................  $    12.70          $    13.45
                                                                           ==========          ==========


TOTAL RETURN (%)(a)  ....................................................        1.02               35.07

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)  ..............................      24,607              15,372

 Ratios to average net assets (%)(b):
   Operating expenses, net ..............................................        1.25                1.25
   Operating expenses, gross ............................................        1.67                2.22
   Net investment income ................................................         .19                 .39

 Portfolio turnover rate (%)(b)  ........................................       79.88               91.56


* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1997 are annualized.
(c) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

22  Aggressive Equity Fund

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



OBJECTIVE: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

INVESTS IN: Primarily the equity securities of non-US companies in developed foreign markets.

STRATEGY: The Fund uses a multi-manager strategy intended to achieve higher returns than its benchmark index with moderate risk by employing the investment management services of three managers with separate and distinct investment approaches. The Fund's primary source of added value is intended to be stock selection with only moderate country allocations relative to the index to capture the diversification benefits of international investment in an asset allocation context.

[LINE GRAPH APPEARS HERE]

        Dates           Non-US Fund    Salomon Smith Barney BMI World ex-US++++    Lipper(R) International++
       Inception*         $10,000                    $10,000                               $10,000
          1997            $10,030                    $10,261                               $10,513
          1998            $11,330                    $12,030                               $11,870
----------------------------------------------------------------------------------------------------------
         Total            $31,360                    $32,291                               $32,383
==========================================================================================================

NON-US FUND                                       LIPPER(R) INTERNATIONAL FUNDS BENCHMARK

PERIODS ENDED   GROWTH OF      TOTAL               PERIODS ENDED      GROWTH OF          TOTAL
  12/31/98       $10,000      RETURN                  12/31/98         $10,000           RETURN
-----------------------------------------         --------------------------------------------------
1 Year          $  11,296      12.96%             1 Year              $  11,291         12.91%
Inception       $  11,330       6.47%(S)          Inception           $  11,870          8.95%(S)
                                                  SALOMON SMITH BARNEY BROAD MARKET INDEX (BMI)

                                                  EX-US++++
                                                   PERIODS ENDED      GROWTH OF          TOTAL
                                                      12/31/98         $10,000           RETURN
                                                  --------------------------------------------------
                                                  1 Year              $  11,724         17.24%
                                                  Inception           $  12,030          9.68%(S)

24 Non-US Fund

NON-US FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



PERFORMANCE REVIEW
For the year ended December 31, 1998, the Non-US Fund had a total return of 13% as compared to the Salomon Smith Barney Broad Market Index ex-US, which gained 17.2% for the year. The Fund's shortfall to the benchmark was primarily due to its underweighting in large capitalization stocks during a year in which large caps outperformed globally.

PORTFOLIO HIGHLIGHTS
Dominant trends in the non-US developed markets were similar to those evident in the US market. Investors showed a strong preference for larger cap issues as a defensive investment amid fears of deteriorating global economic fundamentals. For this reason, growth-oriented investments fared better. On the surface, international market performance looked quite similar to 1997, with continental European markets the strongest performers. The European Monetary Union continued to foster optimism in the stock market. The United Kingdom performed well, but lagged the majority of its European Union neighbors. Asian markets posted strong fourth quarter gains due to strong currency appreciation, but were generally poor performers during the year.

Underweightings in large cap issues and growth stocks resulted in the Fund trailing the benchmark. The Fund's managers struggled for much of the year with security selection, with weak results from Japanese stocks plaguing the Fund through the first three quarters. Lack of exposure to large cap, growth stock in continental European markets had the greatest impact late in the year. Performance also reflected the Fund's limited exposure to high valuation, growth stocks over the course of the year, as J.P. Morgan's valuation disciplines discouraged their purchase. Despite these setbacks, the Fund finished the year ahead of the average international fund tracked by Lipper, which gained 12.9%.

TOP TEN EQUITY HOLDINGS
(as a percent of Total Investments)                        December 31, 1998

Telecom Italia SPA (Italy)                                        1.9%
Lloyds TSB Group PLC (United Kingdom)                             1.8
Nestle SA (Regd) (Switzerland)                                    1.7
Vivendi (France)                                                  1.4
Roche Holdings Genusscheine AG NPV (Switzerland)                  1.4
Glaxo Wellcome PLC (United Kingdom)                               1.3
British Petroleum Co. PLC (United Kingdom)                        1.3
Zurich Allied AG (Switzerland)                                    1.2
Takeda Chemical Industries (Japan)                                1.1
Nippon Telegraph & Telephone Corp. (Japan)                        1.1

PORTFOLIO CHARACTERISTICS
                                                           December 31, 1998

Current P/E Ratio                                                      25.92
Portfolio Price/Book Ratio                                              2.69
Market Capitalization - $-Weighted Average                          34.3 Bil
Number of Holdings                                                       199

MONEY MANAGERS                                                  STYLES


J.P. Morgan Investment Management, Inc.                   Growth
Oechsle International Advisors                            Value
The Boston Company Asset Management, Inc.                 Market-Oriented


* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.
** Lipper(R) International Funds Benchmark is the average total return for the universe of funds within the International Funds investment objective. The total return for the funds reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.
++++ Salomon Smith Barney BMI Index ex-US is a comprehensive float-weighted equity index consisting of every company with an investable market capitalization of over $100 million in 22 countries. This Index has broader representation than the MSCI EAFE Index. However, 10 years of historical performance information is not available because it was constructed on June 30, 1989.
 (S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                                  Non-US Fund 25

NON-US FUND

STATEMENT OF NET ASSETS


                                                              DECEMBER 31, 1998

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                       ---------     ----------

COMMON STOCKS - 91.0%
AUSTRALIA - 1.9%
AMP, Ltd. (a)                                              3,980             50
Australia & New Zealand Bank
 Group, Ltd.                                               5,400             35
Brambles Industries, Ltd.                                  2,517             61
Broken Hill Proprietary Co.                                3,800             28
Lend Lease Corp.                                           3,600             49
National Australia Bank, Ltd.                              4,100             62
Pioneer International, Ltd.                               13,128             28
Telstra Corp., Ltd. NPV (a)                               14,400             67
Western Mining Corp., Ltd.                                 9,800             30
                                                                     ----------
                                                                            410
                                                                     ----------

AUSTRIA - 0.6%
Bank Austria AG                                            2,500            127
                                                                     ----------

BELGIUM - 0.9%
Delhaize-Le Lion NPV                                       1,410            124
PetroFina SA NPV                                             135             62
                                                                     ----------
                                                                            186
                                                                     ----------

DENMARK - 1.2%
Danisco                                                    3,000            163
Great Nordic Store Nord A/S                                2,400             84
                                                                     ----------
                                                                            247
                                                                     ----------

FINLAND - 1.0%
Merita, Ltd. Series A                                     11,800             75
Rautaruukki OY                                             8,800             57
Stora Enso Oyj Class A (a)                                 8,300             90
                                                                     ----------
                                                                            222
                                                                     ----------

FRANCE - 11.3%
AXA - UAP                                                  1,132            164
Canal Plus                                                   225             61
Carrefour SA                                                 248            187
Castorama Dubois                                             320             73
Cie de St. Gobain                                            536             76
Elf Aquitaine SA                                           1,130            131
France Telecom SA                                          1,100             87
Groupe Danone                                                300             86
Lagardere Groupe (Regd)                                    2,252             96
Paribas (a)                                                1,855            161
Rhodia SA (a)                                              3,792             58
Rhone-Poulenc SA Class A - ADR                             1,500             77
Sanofi SA                                                    793            130
SGS Thomson Microelectronics (a)                           2,700            212
Societe Generale                                             700            113
Suez Lyonnaise Des Eaux                                      400             82
Thomson-CSF                                                2,200             94
Total Co. SA Class B                                       2,050            208
Union des Assurances Federales                               200             27
Vivendi                                                    1,132            294
                                                                     ----------
                                                                          2,417
                                                                     ----------

GERMANY - 8.1%
Allianz AG (Regd)                                            510            187
BASF AG                                                    1,200             46
Bayerische Vereinsbank AG                                  1,700            133
Bilfinger & Berger BAU AG                                    310              8
Continental AG                                             1,494             41
Deutsche Lufthansa AG                                      1,873             41
Dresdner Bank AG                                           2,910            122
Karstadt AG                                                  200            104
Merck KGAA                                                   500             23
Muenchener Rueckversicherungs-Gesellschaft AG(a)             426            206
ProSieben Media AG - ADR (a)                                  40              1
RWE AG                                                     3,100            170
SAP AG                                                       200             86
Schering AG                                                  790             99
SGL Carbon AG                                                500             30
Siemens AG                                                 1,640            106
SKW Trostberg AG                                             940             24
Veba AG                                                    2,792            168
Volkswagen AG                                              1,866            149
                                                                     ----------
                                                                          1,744
                                                                     ----------

HONG KONG - 2.0%
CLP Holdings, Ltd.                                        24,500            122
Hutchison Whampoa, Ltd.                                   14,000             99
New World Development Co., Ltd.                           21,000             53
Sun Hung Kai Properties, Ltd.                             22,000            160
                                                                     ----------
                                                                            434
                                                                     ----------

IRELAND - 0.2%
Greencore Group PLC                                        5,100             24
Irish Life PLC                                             2,000             18
                                                                     ----------
                                                                             42
                                                                     ----------

ITALY - 4.9%
Assicurazioni Generali SPA                                 5,200            217
Banco Fideuram SPA                                        17,900            128
Ente Nazionale Idrocarburi SPA
 (Regd)                                                   27,600            180
Istituto Mobiliare Italiano SPA (a)                        4,300             76
Mediolanum SPA (a)                                         7,500             56

26 Non-US fund

NON-US FUND

                                                              DECEMBER 31, 1998

                                                                       MARKET
                                                        NUMBER         VALUE
                                                          OF            (000)
                                                        SHARES            $
                                                      ----------     ----------
Telecom Italia SPA                                        64,200            403
                                                                     ----------
                                                                          1,060
                                                                     ----------

JAPAN - 19.3%
Acom Co., Ltd.                                             1,600            103
Asahi Bank, Ltd.                                          37,000            135
Bridgestone Tire Corp.                                     3,000             68
Canon, Inc.                                                2,000             43
Chichibu Onoda Cement Corp.                               13,000             33
Dainippon Ink and Chemical, Inc.                          16,000             44
DDI Corp.                                                     30            111
Ebara Corp.                                                7,000             60
Fanuc Co.                                                  2,400             82
Fujitsu, Ltd.                                             10,000            133
Honda Motor Co., Ltd.                                      5,000            164
Ito-Yokado Co., Ltd.                                       2,000            140
Japan Tobacco, Inc.                                           12            120
Kawasaki Steel Corp.                                      47,000             70
Kyocera Corp.                                              1,300             69
Minebea Co., Ltd.                                          6,000             69
Mitsubishi Chemical                                       43,000             91
Mitsubishi Corp.                                          12,000             69
Mitsubishi Estate Co., Ltd.                                6,000             54
Mitsubishi Trust & Banking                                 2,000             13
Mitsui Trust & Banking Co., Ltd.                          10,000             11
Nichiei Co., Ltd.                                          1,200             96
Nippon Telegraph & Telephone Corp.                            29            224
Nippon Yusen                                              23,000             73
Nishimatsu Construction                                   16,000             93
Nomura Securities Co., Ltd.                                5,000             44
Osaka Gas Co.                                             13,000             45
Pioneer Electronics Corp.                                  2,000             34
Ricoh Co., Ltd.                                            7,000             65
Rohm Co.                                                   2,000            182
Sanwa Bank                                                 1,000              8
Sekisui Chemical Co., Ltd.                                 9,000             61
Sony Corp.                                                 2,100            153
Sony Music Entertainment, Inc.                             3,300            152
Sumitomo Trust & Banking                                  10,000             27
Suzuki Motor Corp.                                         5,000             59
Takashimaya Co.                                            6,000             50
Takeda Chemical Industries                                 6,000            231
Takefuji Corp.                                             1,400            102
Tokyo Electric Power                                       3,400             84
Tokyo Steel Manufacturing                                  8,000             40
Tostem Corp.                                               6,000            118
Toyota Motor Corp.                                         8,000            216
West Japan Railway Co.                                        29            127
Yamanouchi Pharmaceutical                                  5,000            160
                                                                     ----------
                                                                          4,126
                                                                     ----------
MALAYSIA - 0.3% (e)
Genting Berhad                                            16,000             24
IOI Corporated Berhad                                     81,000             33
                                                                     ----------
                                                                             57
                                                                     ----------

NETHERLANDS - 5.0%
ING Groep NV                                               1,783            109
Koninklijke KPN NV                                         2,834            142
Koninklijke Numico NV                                      2,257            108
Laurus NV (a)                                                923             23
Philips Electronics NV                                     2,090            140
Royal Dutch Petroleum Co.                                  2,600            129
TNT Post Group NV                                          3,220            104
Unilever NV                                                1,680            144
Vedior                                                     2,401             47
Vendex NV (a)                                              1,319             32
Wolters Kluwer CVA                                           404             86
                                                                     ----------
                                                                          1,064
                                                                     ----------

NEW ZEALAND - 0.1%
Telecom Corp. of New Zealand, Ltd.                         6,300             27
 NPV                                                                 ----------

NORWAY - 0.3%
Nycomed Amersham PLC                                       8,000             56
                                                                     ----------

PORTUGAL - 0.3%
Bco Pinto & Sotto Mayor SA                                 3,616             69
                                                                     ----------

SINGAPORE - 0.7%
City Developments                                         15,000             65
Singapore Press Holdings, Ltd. (a)                         5,400             59
Singapore Press Holdings, Ltd. (Alien Market)              2,000             22
                                                                     ----------
                                                                            146
                                                                     ----------

SPAIN - 2.1%
ACS, Actividades de Construccion y Servicios SA             1,600            63
Banco Bilbao Vizcaya SA                                     6,600           103
Iberdrola SA                                                7,300           136
Telefonica SA                                               3,200           142
Telefonica SA 1999 Rights (a)                               3,200             4
                                                                     ----------
                                                                            448
                                                                     ----------

                                                                 Non-US Fund 27

NON-US FUND

                                                            DECEMBER 31, 1998

                                                                     MARKET
                                                      NUMBER         VALUE
                                                        OF            (000)
                                                      SHARES            $
                                                    ----------     ----------

SWEDEN - 3.2%
ABB AB Series A                                         10,700            114
Astra AB Series A                                        3,800             77
Autoliv, Inc.                                            4,320            155
Gambro AB Series B (a)                                   6,050             66
SKF AB Series A                                          1,300             15
Svenska Handelsbank Series B                             2,200             84
Telefonaktiebolaget Ericsson (LM) Series B               7,800            185
                                                                   ----------
                                                                          696
                                                                   ----------

SWITZERLAND - 7.8%
Holderbank Financiere Glarus AG (BR)                        72             85
Nestle SA (Regd)                                           170            370
Novartis AG (Regd)                                         110            216
Roche Holdings Genusscheine AG NPV                          24            293
Schweiz Ruckversicher (Regd)                                44            115
Swisscom AG (Regd)(a)                                      400            167
UBS AG (a)                                                 600            184
Zurich Allied AG (a)                                       330            245
                                                                   ----------
                                                                        1,675
                                                                   ----------

UNITED KINGDOM - 19.8%
Allied Zurich AG (a)                                     4,750             71
Barclays Bank PLC                                        3,000             65
Bass PLC                                                 3,485             50
Billiton PLC (a)                                        35,200             70
British Airways PLC                                      5,500             38
British American Tobacco PLC                             2,950             26
British Petroleum Co. PLC                               18,363            273
British Sky Broadcasting Group PLC                       6,000             45
British Telecom PLC                                     14,600            221
Burmah Castrol PLC                                         700             10
Cable & Wireless PLC                                    15,200            186
Cadbury Schweppes PLC                                    4,100             70
Compass Group PLC                                        6,800             78
Diageo PLC                                               8,842             98
Glaxo Wellcome PLC                                       8,300            286
Glynwed International PLC                               14,800             41
Great University Stores PLC                              7,000             74
Hays                                                     2,000             18
HSBC Holdings PLC                                        4,600            127
Kingfisher PLC                                          13,400            145
Lloyds TSB Group PLC                                    27,400            390
LucasVarity PLC                                         21,400             71
MEPC PLC                                                 4,543             30
MFI Furniture Group PLC                                 21,684             13
National Power PLC                                      10,339             89
Northern Rock PLC                                        6,000             56
Nycomed Amersham PLC                                     3,619             25
Ocean Group PLC (a)                                      2,700             34
Pearson PLC                                              3,500             70
Pilkington Brothers PLC                                 29,200             29
PowerGen PLC (a)                                         4,000             53
Prudential Corp. PLC                                    11,400            174
Racal Electronics PLC                                   11,300             65
Reed International                                       3,500             28
RMC Group PLC                                            3,200             44
Royal & Sun Alliance Insurance Group PLC                14,000            114
Royal Bank of Scotland Group PLC                         4,700             77
Sainsbury (J.) PLC                                      12,100             98
Shell Transportation & Trading PLC (Regd)                5,300             33
Siebe PLC                                                8,000             31
Smith & Nephew PLC                                       7,000             21
SmithKline Beecham PLC                                  13,500            187
Tomkins PLC                                             16,500             78
Unilever PLC                                             7,800             88
Vickers PLC                                              5,333             16
Vodafone Group PLC                                       9,000            146
Zeneca Group PLC                                         4,300            188
                                                                   ----------
                                                                        4,240
                                                                   ----------

TOTAL COMMON STOCKS
(cost $17,649)                                                         19,493
                                                                   ----------

PREFERRED STOCKS - 0.7%
AUSTRALIA - 0.3%
News Corp., Ltd.                                        11,200             68
                                                                   ----------

GERMANY - 0.1%
ProSieben Media AG NV                                      226             10
Volkswagen AG                                              331             17
                                                                   ----------
                                                                           27
                                                                   ----------

JAPAN - 0.2%
Sanwa International Financial
 Bermuda Trust (conv.)                               6,000,000             41
                                                                   ----------
LUXEMBOURG - 0.1%
AB International Cayman Trust Units
 (conv.)                                             2,000,000             15
                                                                   ----------
TOTAL PREFERRED STOCKS
(cost $157)                                                               151
                                                                   ----------

28 Non-US Fund

NON-US FUND

                                                            DECEMBER 31, 1998

                                                     PRINCIPAL        MARKET
                                                      AMOUNT          VALUE
                                                       (000)          (000)
                                                         $              $
                                                     ---------      ---------

SHORT-TERM INVESTMENTS - 7.1%
UNITED STATES - 7.1%
Federated Prime Cash Obligation Fund (b)                 1,327          1,327
United States Treasury Notes
 6.250% due 03/31/99 (c)                                   200            201
                                                                    ---------
TOTAL SHORT-TERM INVESTMENTS
(cost $1,528)                                                           1,528
                                                                    ---------

TOTAL INVESTMENTS - 98.8%
(identified cost $19,334)(d)                                           21,172
                                                                    ---------

OTHER ASSETS AND LIABILITIES,
NET - 1.2%                                                                248
                                                                    ---------

                                                                       21,420
                                                                    =========
NET ASSETS - 100.0%

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.
(e) The securities have been determined to be illiquid because they are restricted or because there is an exceptionally low trading volume in their primary trading market at December 31, 1998.


Abbreviations:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company


                                                                   UNREALIZED
                                                      NUMBER      APPRECIATION
                                                        OF       (DEPRECIATION)
                                                      SHARES          (000)
                                                    ----------   --------------

FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index (UK)
 expiration date 03/99                                       5   $           29
TOPIX Index (Japan)
 expiration date 03/99                                       6              (25)
                                                                 --------------

Total Unrealized Appreciation
 (Depreciation) on Open Futures
 Contracts Purchased ((S))                                       $            4
                                                                 ==============

(S) At December 31, 1998, United States Treasury Notes valued at $201 were held as collateral in connection with futures contracts purchased by the Fund.

      The accompanying notes are an integral part of the financial statements.

                                                                  Non-US Fund 29

NON-US FUND

                                                               DECEMBER 31, 1998

                                                                        Market
                                                     % of                Value
                                                      Net                (000)
Industry Diversification                            Assets                 $
-----------------------------------                --------            --------

Auto & Transportation                                 6.0%               1,287
Consumer Discretionary                               15.4                3,307
Consumer Staples                                      7.1                1,517
Financial Services                                   21.0                4,487
Health Care                                           9.6                2,058
Integrated Oils                                       3.1                  667
Materials & Processing                                9.0                1,922
Miscellaneous                                         0.5                  116
Other Energy                                          2.6                  556
Producer Durables                                     3.0                  640
Technology                                            4.6                  980
Utilities                                             9.8                2,107
Short-Term Investments                                7.1                1,528
                                                  --------             -------

Total Investments                                    98.8               21,172
Other Assets and Liabilities, Net                     1.2                  248
                                                  --------             -------


NET ASSETS                                          100.0%              21,420
                                                  ========             =======

                                                                        Market
                                                     % of                Value
                                                      Net                (000)
Geographic Diversification                          Assets                 $
-----------------------------------               ---------            --------

Europe                                               47.1%              10,095
Japan                                                19.5                4,167
United Kingdom                                       19.8                4,240
Pacific Basin                                         5.3                1,142
United States (Short-Term
 Investments)                                         7.1                1,528
                                                  --------             -------
Total Investments                                    98.8               21,172
Other Assets and Liabilities, Net                     1.2                  248
                                                  --------             -------


NET ASSETS                                          100.0%              21,420
                                                  ========             =======

30 Non-US Fund

NON-US FUND

STATEMENT OF ASSETS AND LIABILITIES

Amounts in thousands (except per-share amounts)                            December 31, 1998
ASSETS
Investments at market (identified cost $19,334)(Note 2)  .......................    $ 21,172
Foreign currency holdings (identified cost $218)  ..............................         217
Receivables:
 Dividends and interest ........................................................          22
 Investments sold ..............................................................           1
 Fund shares sold ..............................................................          41
 Foreign taxes recoverable .....................................................          21
 From Manager ..................................................................          16
Deferred organization expenses (Note 2)  .......................................           4
                                                                                     -------
   Total Assets ................................................................      21,494

LIABILITIES
Payables:
 Investments purchased .............................................       $  1
 Accrued fees to affiliates (Note 4)  ..............................          7
 Other accrued expenses ............................................         65
 Daily variation margin on futures contracts
 (Notes 2 and 3)  ..................................................          1
                                                                           ----
   Total Liabilities ...........................................................          74
                                                                                     -------
NET ASSETS .....................................................................     $21,420
                                                                                     =======
NET ASSETS CONSIST OF:
Undistributed net investment income ............................................     $   133
Accumulated net realized gain (loss)  ..........................................        (709)
Unrealized appreciation (depreciation) on:
 Investments ...................................................................       1,838
 Futures contracts .............................................................           4
Shares of beneficial interest ..................................................          19
Additional paid-in capital .....................................................      20,135
                                                                                     -------
NET ASSETS .....................................................................     $21,420
                                                                                     =======
NET ASSET VALUE, offering and redemption price per share:
 ($21,419,831 divided by 1,931,901 shares of $.01 par value
   shares of beneficial interest outstanding)  .................................     $ 11.09
                                                                                     =======

        The accompanying notes are an integral part of the financial statements.

                                                                 Non-US Fund  31

NON-US FUND

STATEMENT OF OPERATIONS

Amounts in thousands (except per-share amounts)                         December 31, 1998
INVESTMENT INCOME:
 Dividends ...................................................................     $  298
 Interest ....................................................................         12
 Less foreign taxes withheld .................................................        (25)
                                                                                   ------
   Total Investment Income ...................................................        285

EXPENSES (Notes 2 and 4):
 Advisory fees ....................................................    $  131
 Custodian fees ...................................................       151
 Transfer agent fees ..............................................         6
 Professional fees ................................................        11
 Registration fees ................................................         4
 Trustees' fees ...................................................        10
 Amortization of deferred organization expenses ...................         1
 Miscellaneous ....................................................        12
                                                                       ------
 Expenses before reductions .......................................       326
 Expense reductions (Note 4)  .....................................      (147)
                                                                       ------
   Expenses, net .............................................................        179
                                                                                   ------
Net investment income ........................................................        106
                                                                                   ------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
 Investments ......................................................      (390)
 Futures contracts ................................................       (50)
 Foreign currency-related transactions ............................        (6)       (446)
                                                                       ------
Net change in unrealized appreciation or depreciation of:
 Investments ......................................................     1,832
 Futures contracts ................................................         4
 Foreign currency-related transactions ............................         4       1,840
                                                                       ------      ------
Net gain (loss) on investments ...............................................      1,394
                                                                                   ------
Net increase (decrease) in net assets resulting from operations ..............     $1,500
                                                                                   ======

The accompanying notes are an integral part of the financial statements.

32 Non-US Fund

NON-US FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands (except per-share amounts)                                           December 31,
                                                                                  ----------------------------
                                                                                       1998         1997*
                                                                                  ----------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income .........................................................      $   106        $   63
 Net realized gain (loss)  .....................................................         (446)         (112)
 Net change in unrealized appreciation or depreciation .........................        1,840             2
                                                                                      -------        ------
   Net increase (decrease) in net assets resulting from operations .............        1,500           (47)
                                                                                      -------        ------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income .........................................................         (146)           --
 In excess of net realized gain on investments .................................          (41)           --
                                                                                      -------        ------
   Total Distributions to Shareholders .........................................         (187)           --
                                                                                      -------        ------
FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share transactions (Note 5)  ..       13,231         6,898
                                                                                      -------        ------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS ....................................       14,544         6,851

NET ASSETS
 Beginning of period ...........................................................        6,876            25(a)
                                                                                      -------        ------
 End of period (including undistributed net investment income
   of $133 and $84, respectively)  .............................................      $21,420        $6,876
                                                                                      =======        ======

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Original capital.

        The accompanying notes are an integral part of the financial statements.


                                                                 Non-US Fund  33

NON-US FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                YEARS ENDED DECEMBER 31,
                                                              ----------------------------
                                                                 1998               1997*
                                                              ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................     $ 10.03            $10.00
                                                                 -------            ------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (c)  ................................         .08               .09
 Net realized and unrealized gain (loss) on investments ....        1.21              (.06)
                                                                 -------            ------
   Total Income From Investment Operations .................        1.29               .03
                                                                 -------            ------

DISTRIBUTIONS:
 Net investment income .....................................        (.18)               --
 In excess of net realized gain on investments .............        (.05)               --
                                                                 -------            ------
   Total Distributions .....................................        (.23)               --
                                                                 -------            ------
NET ASSET VALUE, END OF PERIOD .............................     $ 11.09            $10.03
                                                                 =======            ======
TOTAL RETURN (%)(a)  .......................................       12.96               .30

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)  .................      21,420             6,876

 Ratios to average net assets (%)(b):
   Operating expenses, net .................................        1.30              1.30
   Operating expenses, gross ...............................        2.37              3.60
   Net investment income ...................................         .77               .98

 Portfolio turnover rate (%)(b)  ...........................       50.36             68.54

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1997 are annualized.
(c) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

34 Non-US Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)



OBJECTIVE: To maximize total return, through capital appreciation and income by assuming a level of volatility consistent with the broad fixed-income market, by investing in fixed-income securities.

INVESTS IN: Fixed-income securities.

STRATEGY: The Fund uses a multi-style, multi-manager strategy and employed two managers with distinct approaches to managing portfolios of intermediate-maturity, investment-grade fixed income securities.

                           [LINE GRAPH APPEARS HERE]

Dates               Core Bond Fund       LB Aggregate**
     Inception*            $10,000              $10,000
           1997            $10,973              $10,966
           1998            $11,784              $11,918
--------------------------------------------------------

Total                      $32,757              $32,884
========================================================


CORE BOND FUND                                    LEHMAN BROTHERS AGGREGATE BOND INDEX

PERIODS ENDED   GROWTH OF      TOTAL              PERIODS ENDED   GROWTH OF       TOTAL
  12/31/98       $10,000      RETURN                12/31/98       $10,000       RETURN
-------------  -----------  -------------         -------------  ------------  ------------
1 Year          $  10,738      7.38%              1 Year          $  10,869      8.69%
Inception       $  11,784      8.58%(S)           Inception       $  11,918      9.17%(S)

36  Core Bond Fund

CORE BOND FUND

PORTFOLIO MANAGEMENT DISCUSSION

December 31, 1998 (Unaudited)


PERFORMANCE REVIEW

For the year ended December 31, 1998, the Core Bond Fund shares reflected a total return of 7.4%, as compared to the Lehman Brothers Aggregate Bond Index, which gained 8.7%. The Index outperformed primarily due to the Fund's emphasis on yield sectors, which lagged treasuries in virtually all categories after severe credit spread widening during the third quarter.

PORTFOLIO HIGHLIGHTS

Bonds produced returns slightly above long-term expectations in 1998. Falling yields and a flight to quality resulted in the outperformance of US treasuries relative to other sectors of the US bond market during the year. Spread sectors, including corporate bonds and mortgage- and asset-backed securities lagged due to severe credit spread widening during the third quarter. After trending toward historic lows over the past few years, credit spreads widened to their largest level in two decades, driven by increasing fears of a global recession. The Federal Reserve Board intervened during the third and fourth quarters, applying three separate interest rate cuts, which added a degree of liquidity to the market. Although this helped restore confidence, the subsequent narrowing of spreads failed to fully offset third quarter widening.

Given their emphasis on spread sectors to add value, the unexpectedly sudden and dramatic widening of credit spreads during the third quarter eroded the performance of most bond funds. The Core Bond Fund, which was overweighted in lower quality corporates and mortgage-backed securities relative to the Lehman Aggregate Bond Index, also found this to be true. Effective security selection and yield curve strategies helped offset some of the impact on the fund's performance since the fund also held longer duration securities than the Index for much of the year.

TOP TEN ISSUERS
(as a percent of Total Investments)              December 31, 1998

United States Treasury                                 20.4%
Government National Mortgage Association               15.4
Federal Home Loan Mortgage Corp.                        9.9
Federal National Mortgage Association                   7.9
Republic of New York Corp.                              1.9
Philip Morris Cos., Inc.                                1.7
Salomon Smith Barney Holdings, Inc.                     1.6
DDTE Capital Corp.                                      1.3
Columbia HCA Healthcare Corp.                           1.3
Philippines, Republic of                                1.1

PORTFOLIO CHARACTERISTICS
                                                 December 31, 1998

Weighted Average Quality Diversification                       AA2
Weighted Average Years-to-Maturity                       9.7 Years
Weighted Average Duration                                4.9 Years
Current Yield (SEC 30-day standardized)                       5.3%
Number of Issues                                               187
Number of Issuers                                              152

MONEY MANAGERS                                       STYLES


Pacific Investment Management Co.              Broad Market-Sector
                                                    Rotation
Standish, Ayer & Wood, Inc.                    Broad Market-Sector
                                                    Rotation

* The Fund commenced operations on January 2, 1997. Index comparison began January 1, 1997.

** Lehman Brothers Aggregate Bond Index is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

(S)  Annualized.

Performance is historical and assumes reinvestment of all dividends and capital gains. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than when purchased. Past performance is not indicative of future results.

                                                              Core Bond Fund  37

CORE BOND FUND

STATEMENT OF NET ASSETS
                                                               DECEMBER 31, 1998

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
                                                  (000)                (000)
                                                    $                    $
                                               -----------            --------
LONG-TERM INVESTMENTS - 99.1%
ASSET-BACKED SECURITIES - 2.3%
Delta Funding Home Equity Loan Trust
 Series 1998-4 Class A4F
 6.190% due 02/15/31                                   125                123
Discover Card Master Trust I
 Series 1998-7 Class A
 5.600% due 05/16/06                                   125                125
FMAC Loan Receivables Trust
 Series 1998-DA Class A2
 6.404% due 12/15/19                                   125                127
Green Tree Financial Corp.
 Series 1998-2 Class M1
 6.940% due 12/01/27                                   100                 99
 Series 1998-6 Class M1
 6.630% due 05/01/28                                   100                 97
MBNA Master Credit Card Trust
 Series 1994-B Class A
 4.990% due 01/15/02 (d)                               100                100
Vanderbilt Mortgage Finance
 Series 1998-C Class 1A6
 6.750% due 10/07/28                                   100                 94
                                                                   ----------
                                                                          765
                                                                   ----------

CORPORATE BONDS AND NOTES - 28.4%
Allied Waste North America
 7.375% due 01/01/04                                    50                 50
 7.625% due 01/01/06                                    50                 51
 7.875% due 01/01/09                                    50                 51
American General Finance Corp.
 6.170% due 05/06/03 (MTN)                             400                407
American Standard Co.
 7.375% due 04/15/05                                    50                 51
Amerus Life Holdings, Inc.
 6.950% due 06/15/05                                    75                 75
Amresco, Inc.
 Series 98-A
 9.875% due 03/15/05                                    25                 18
Aramark Corp.
 6.750% due 08/01/04                                    15                 15
 7.000% due 07/15/06                                   100                102
AT&T Capital Corp.
 6.410% due 08/13/99 (MTN)                             390                392
BankBoston Corp.
 6.875% due 07/15/03                                    25                 26
Bankers Trust Corp.
 5.502% due 05/12/03 (d)                               200                196
Citicorp
 9.500% due 02/01/02                                    50                 55
Citizens Utilities Co.
 8.450% due 09/01/01                                   200                215
Colonial Realty LP
 7.160% due 01/17/03 (MTN)                              50                 50
Conmed Corp.
 9.000% due 03/15/08                                    25                 24
Conseco Finance Trust III
 8.796% due 04/01/27                                   100                 96
Conseco Financing Trust II
 8.700% due 11/15/26                                    50                 46
Crescent Real Estate Equities
 6.625% due 09/15/02                                    75                 70
CSX Corp.
 6.250% due 10/15/08                                    50                 51
 6.800% due 12/01/28 (MTN)                              75                 73
DDTE Capital Corp.
 7.110% due 11/15/03 (d)                               500                504
Dime Bancorp Trust I
 Series A
 9.330% due 05/06/27                                    25                 27
ERAC USA Finance Co.
 7.500% due 06/15/03 (MTN)                              50                 53
Exide Corp.
 2.900% due 12/15/05                                    75                 44
Extendicare Health Services, Inc.
 9.350% due 12/15/07                                    25                 24
First Security Corp.
 5.875% due 11/01/03                                    50                 50
Ford Motor Credit Co.
 5.425% due 06/04/02 (MTN) (d)                         250                249
Global Crossing Holdings, Ltd.
 9.625% due 05/15/08                                   125                130
Great Atlantic & Pacific Tea, Inc.
 7.700% due 01/15/04                                    25                 26
Grove Worldwide, L.L.C.
 9.250% due 05/01/08                                    25                 23
GS Escrow Corp.
 7.000% due 08/01/03                                   150                147
 7.125% due 08/01/05                                    75                 74

38  Core Bond Fund

CORE BOND FUND

                                                               DECEMBER 31, 1998

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
                                                  (000)                (000)
                                                    $                    $
                                               -----------            --------

Health Care REIT, Inc.
 7.625% due 03/15/08                                    50                 51
Homeside Lending, Inc.
 6.750% due 08/01/04 (MTN)                              50                 52
Household Finance Corp. (MTN)(d)
 5.848% due 08/20/01                                   150                149
 5.502% due 05/07/02                                   150                149
Idex Corp.
 6.875% due 02/15/08                                    50                 52
IMC Global, Inc.
 7.625% due 11/01/05                                    50                 51
Imperial Capital Trust I
 Series B
 9.980% due 12/31/26                                    25                 27
Integrated Health Services
 5.750% due 01/01/01                                    75                 65
Jackson National Life Insurance Co.
 8.150% due 03/15/27                                    25                 29
Kaufman and Broad Home Corp.
 7.750% due 10/15/04                                    50                 50
Lehman Brothers Holdings, Inc.
 7.625% due 06/01/06                                    25                 26
Lilly Industries, Inc.
 7.750% due 12/01/07                                    25                 26
Lite-On Technology Corp.
 Zero Coupon due 12/01/02 (conv.)                       50                 50
Loewen Group International, Inc.
 Series 7
 7.600% due 06/01/08                                    50                 40
Markel Capital Trust I
 Series B
 8.710% due 01/01/46                                    25                 25
Mcleodusa, Inc.
 8.375% due 03/15/08                                    75                 75
 9.500% due 11/01/08                                   100                106
Meditrust
 7.375% due 07/15/00                                    25                 24
MMI Capital Trust I
 7.625% due 12/15/27                                    25                 25
Morgan Stanley Dean Witter
 5.429% due 3/11/03 (MTN)(d)                           300                299
Natexix Ambs Co., L.L.C.
 Series A
 8.440% due 12/29/49                                    75                 71
News America, Inc.
 7.300% due 04/30/28                                    25                 26
 7.625% due 11/30/28                                   100                107
NVR, Inc.
 8.000% due 06/01/05                                    75                 74
Ocwen Financial Corp.
 11.875% due 10/01/03                                   50                 45
Orion Capital Trust II
 7.700% due 04/15/28                                    75                 68
Philip Morris Cos., Inc.
 6.150% due 03/15/00                                   100                101
 7.250% due 01/15/03                                   500                528
Premier Parks, Inc. Step Up Bond
 Zero Coupon due 04/01/08 (d)                           25                 17
PX Escrow Corp. Step Up Bond
 Zero Coupon due 02/01/06 (d)                           75                 41
Qwest Communications International, Inc.
 7.250% due 11/01/08                                    25                 26
 7.500% due 11/01/08                                    25                 26
 Step Up Bond Series B
 Zero Coupon due 10/15/07 (d)                           25                 19
 Zero Coupon due 02/01/08 (d)                          125                 94
Republic of New York Corp.
 5.279% due 10/28/02 (d)                               750                736
Revlon Worldwide
 Series B
 Zero Coupon due 03/15/01                              215                124
Rose Hills Corp.
 9.500% due 11/15/04                                    25                 24
Safeway, Inc.
 6.050% due 11/15/03                                    50                 50
Salomon Smith Barney Holdings, Inc.
 6.500% due 10/15/02                                   500                511
 6.250% due 06/15/05                                   100                101
Simon Debartolo Group, L.P.
 6.625% due 06/15/03                                    75                 74
 6.750% due 06/15/05                                    50                 50
Sinclair Broadcast Group, Inc.
 8.750% due 12/15/07                                    25                 25
Socgen Real Estate Co., L.L.C.
 Series A
 7.640% due 12/29/49                                   100                 94
Southland Corp.
 Series A
 4.500% due 06/15/04                                    50                 43
Spieker Properties, L.P.
 6.750% due 01/15/08                                    75                 74
Star Banc Corp.
 5.875% due 11/01/03                                    50                 50

                                                              39  Core Bond Fund

CORE BOND FUND

                                                               DECEMBER 31, 1998

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
                                                  (000)                (000)
                                                    $                    $
                                               -----------            --------

Summit Properties Partnership
 7.200% due 08/15/07                                    25                 24
Tanger Properties, L.P.
 8.750% due 03/11/01                                    25                 25
 7.875% due 10/24/04                                    25                 23
Tele-Communications, Inc.
 7.875% due 02/15/26                                   120                142
Tenet Healthcare Corp.
 8.625% due 12/01/03                                   100                105
 6.000% due 12/01/05                                   100                 85
 8.125% due 12/01/08                                    25                 26
Time Warner, Inc.
 6.625% due 05/15/29                                   125                127
Toll Brothers Corp.
 7.750% due 09/15/07                                    25                 25
Travelers Property Casualty Corp.
 6.750% due 04/15/01                                    25                 26
Tricon Global Restaurants, Inc.
 7.450% due 05/15/05                                    25                 26
Union Planters Bank
 6.500% due 03/15/18                                    50                 51
United Companies Financial Corp.
 7.700% due 01/15/04                                    25                 19
United States Filter Corp.
 6.500% due 05/15/03 (d)                               100                100
Upm-Kymmene Corp.
 7.450% due 11/26/27                                    50                 50
Viacom, Inc.
 7.750% due 06/01/05                                    25                 27
Walt Disney Co.
 Series E
 5.125% due 12/15/03 (MTN)                              50                 50
Westinghouse Credit Corp.
 8.875% due 06/14/14                                    50                 58
Westinghouse Electric Corp.
 8.625% due 08/01/12                                    25                 29
Worldcom, Inc.
 7.550% due 04/01/04                                    75                 82
 6.400% due 08/15/05                                    50                 52
                                                                   ----------
                                                                        9,187
                                                                   ----------
EURODOLLAR BONDS - 1.6%
Applied International Finance
 11.750% due 10/01/05                                   10                  7
Republic of Philippines
 Series B
 6.500% due 12/01/17 (d)                               500                435
Tyco International Group SA
 6.125% due 11/01/08                                    75                 75
                                                                   ----------
                                                                          517
                                                                   ----------

MORTGAGE-BACKED SECURITIES - 40.8%
Advanta Mortgage Loan Trust
 Series 97-4 Class M1
 7.040% due 01/25/29                                    50                 52
Chase Commercial Mortgage Securities Corp.
 Series 1997-2 Class D
 6.600% due 12/19/07                                    25                 24
Federal Home Loan Mortgage Corp.
 6.000% 30 Year TBA Gold  (c)                        3,000              2,962
Federal Home Loan Mortgage Corp.
 Participation Certificate
 6.620% due 2028                                       112                118
 7.500% due 2028                                       615                632
Federal National Mortgage Association
 8.500% due 2025                                       227                238
 6.000% 30 Year TBA (c)                                125                132
 6.500% 30 Year TBA (c)                                800                805
 7.000% 30 Year TBA (c)                                900                918
Federal National Mortgage Association (REMIC)
 Series 1992-10 Class ZD
 8.000% due 11/25/21                                   868                926
GMAC Commercial Mortgage Securities, Inc.
 Series 1997-C1 Class A2
 6.850% due 09/15/06  (d)                              125                132
Government National Mortgage Association
 9.000% due 2017                                       239                257
 8.000% due 2024                                       151                157
 8.000% due 2025                                       194                202
 7.000% due 2026                                       116                119
 7.500% due 2026                                       204                210
 8.000% due 2026                                       263                273
 6.500% due 2027 (d)                                   674                682
 7.000% due 2027                                       213                218
 7.500% due 2027                                        23                 24
 8.000% due 2027                                       980              1,018
 7.000% due 2028                                        54                 55
 6.500% 30 Year TBA (c)                              2,000              2,019
 8.000% 30 Year TBA (c)                                125                130
 6.000% 30 Year TBA (c)                                500                496

40  Core Bond Fund

CORE BOND FUND

                                                               DECEMBER 31, 1998

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
                                                  (000)                (000)
                                                    $                    $
                                               -----------            --------

Midland Realty Acceptance Corp.
 Series 1996-C2 Class A2
 7.233% due 01/25/29                                   125                132
Morgan Stanley Capital I
 Series 1998-HF1 Class A2
 6.520% due 01/15/08                                   125                130
Oakwood Mortgage Investors, Inc.
 Series 1998-B Class B2
 7.750% due 04/15/28                                    75                 73
Residential Funding Mortgage Securities II
 Series 1997-HS5 Class M1
 7.010% due 05/25/27                                    50                 51
                                                                   ----------
                                                                       13,185
                                                                   ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.2%
Federal Home Loan Mortgage Corp.
 5.750% due 07/15/03                                    50                 51
                                                                   ----------

UNITED STATES GOVERNMENT
TREASURIES - 24.0%
United States Treasury Bonds
 Principal Only
 Zero Coupon due 08/15/20                              150                 45
 Zero Coupon due 02/15/19                              200                 66
United States Treasury Bonds
12.000% due 08/15/13                                 1,000              1,526
 8.750% due 05/15/17                                 1,000              1,391
 6.000% due 02/15/26                                   900                982
 6.625% due 02/15/27                                 1,155              1,366
United States Treasury Notes
 5.875% due 11/15/99                                 1,535              1,551
 6.625% due 04/30/02                                   525                556
 3.625% due 07/15/02                                   120                119
 6.625% due 05/15/07                                   125                141
                                                                   ----------
                                                                        7,743
                                                                   ----------

YANKEE BONDS - 1.8%
Abitibi-Consolidated, Inc.
 7.500% due 04/01/28                                    75                 68
Amvescap PLC
 6.600% due 05/15/05                                    50                 50
Call-Net Enterprises, Inc. Step Up Bond
 Zero Coupon due 08/15/07 (d)                           25                 16
 Zero Coupon due 08/15/08 (d)                           75                 43
Colt Telecom Group PLC Step Up Bond
 Zero Coupon due 12/15/06 (d)                          150                126
Edperbrascan Corp.
 7.125% due 12/16/03                                    50                 52
Flag, Ltd.
 8.250% due 01/30/08                                    50                 49
National Westminster Bank PLC
 7.750% due 04/29/49 (d)                                25                 26
Petro-Canada
 7.000% due 11/15/28                                    50                 49
Petroleos Mexicanos
 8.850% due 09/15/07                                    50                 50
 9.250% due 03/30/18                                     5                  4
Republic of Argentina
14.250% due 11/30/02 (d)                                25                 24
Royal Caribbean Cruises, Ltd.
 7.500% due 10/15/27                                    25                 24
                                                                   ----------
                                                                          581
                                                                   ----------

TOTAL LONG-TERM INVESTMENTS
(cost $32,014)                                                         32,029
                                                                   ----------


                                               NUMBER
                                                 OF
                                               SHARES
                                             -----------
PREFERRED STOCKS - 0.6%
El Paso Electric Co. Series A                         242                  26
Equity Office Properties Trust
 Series B                                           1,500                  61
Global Crossing Holdings, Ltd.                        800                  77
Primedia, Inc.                                        250                  24
                                                                   ----------

TOTAL PREFERRED STOCKS
(cost $196)                                                               188
                                                                   ----------

41  Core Bond Fund

CORE BOND FUND

                                                               DECEMBER 31, 1998

                                                PRINCIPAL              MARKET
                                                 AMOUNT                VALUE
                                                  (000)                (000)
                                                    $                    $
                                               -----------            --------


SHORT-TERM INVESTMENTS - 17.9%
American Express Bank
 5.500% due 03/13/99 (d)                              150                 150
Bank of Tokyo Mitsubishi, Ltd.
 5.940% due 01/19/99 (a)                              400                 400
Columbia HCA Healthcare Corp.
 6.500% due 03/15/99                                  500                 498
Federated Prime Cash
 Obligation Fund (a)                                4,634               4,634
Norfolk Southern Corp.
 5.500% due 01/11/99 (a)                              100                 100
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,783)                                                           5,782
                                                                   ----------
TOTAL INVESTMENTS - 117.6%
(identified cost $37,993)(b)                                           37,999

OTHER ASSETS AND LIABILITIES,
NET - (17.6%)                                                          (5,694)
                                                                   ----------

NET ASSETS - 100.0%                                                    32,305
                                                                   ==========

(a) At cost, which approximates market.
(b) See Note 2 for federal income tax information.
(c) Forward commitment. See Note 2.
(d) Adjustable or floating rate security.

Abbreviations:
MTN - Medium Term Note
PLC - Public Limited Company
REIT - Real Estate Investment Trust
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security



The accompanying notes are an integral part of the financial statements.

42  Core Bond Fund

CORE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES


Amounts in thousands (except per-share amounts)                               December 31, 1998
                                                                              -----------------
ASSETS
Investments at market (identified cost $37,993)(Note 2)  ..........................     $37,999
Receivables:
 Dividends and interest ...........................................................         349
 Investments sold .................................................................         137
 Investments sold (delayed settlement)(Note 2)  ...................................       2,893
 Fund shares sold .................................................................         275
Deferred organization expenses (Note 2)  ..........................................           4
                                                                                        -------
   Total Assets ...................................................................      41,657

LIABILITIES
Payables:
 Investments purchased (delayed settlement)(Note 2)  ..................      $9,291
 Fund shares redeemed .................................................           7
 Accrued fees to affiliates (Note 4)  .................................          13
 Other accrued expenses ...............................................          41
                                                                             ------
   Total Liabilities ..............................................................       9,352
                                                                                        -------
NET ASSETS ........................................................................     $32,305
                                                                                        =======
NET ASSETS CONSIST OF:
Undistributed net investment income ...............................................     $   383
Accumulated net realized gain (loss)  .............................................         482
Unrealized appreciation (depreciation) on investments .............................           6
Shares of beneficial interest .....................................................          30
Additional paid-in capital ........................................................      31,404
                                                                                        -------
NET ASSETS ........................................................................     $32,305
                                                                                        =======
NET ASSET VALUE, offering and redemption price per share:
 ($32,305,157 divided by 3,026,018 shares of $.01 par value
   shares of beneficial interest outstanding)  ....................................     $ 10.68
                                                                                        =======

        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  43

CORE BOND FUND

STATEMENT OF OPERATIONS

Amounts in thousands                                            Year Ended December 31, 1998

INVESTMENT INCOME:
 Interest ........................................................................    $1,068
 Dividends .......................................................................       148
                                                                                      ------
   Total Investment Income .......................................................     1,216

EXPENSES (Notes 2 and 4):
 Advisory fees .........................................................      $119
 Custodian fees ........................................................        77
 Transfer agent fees ...................................................         7
 Professional fees .....................................................        17
 Registration fees .....................................................         9
 Trustees' fees ........................................................        10
 Amortization of deferred organization expenses ........................         1
 Miscellaneous .........................................................        14
                                                                              ----
 Expenses before reductions ............................................       254
 Expense reductions (Note 4)  ..........................................       (96)
                                                                              ----
   Expenses, net .................................................................       158
                                                                                      ------
Net investment income ............................................................     1,058
                                                                                      ------

REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments ........................................       493
Net change in unrealized appreciation or depreciation of investments .............      (173)
                                                                                      ------
Net gain (loss) on investments ...................................................       320
                                                                                      ------
Net increase (decrease) in net assets resulting from operations ..................    $1,378
                                                                                      ======

The accompanying notes are an integral part of the financial statements.

44 Core Bond Fund

CORE BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

Amounts in thousands                                                                 Years Ended December 31,

                                                                                         1998          1997*
                                                                                       -------        ------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income ..........................................................      $ 1,058        $  461
 Net realized gain (loss)  ......................................................          493            40
 Net change in unrealized appreciation or depreciation ..........................         (173)          179
                                                                                       -------        ------
   Net increase (decrease) in net assets resulting from operations ..............        1,378           680
                                                                                       -------        ------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..........................................................         (796)         (338)
 Net realized gain on investments ...............................................          (53)           --
                                                                                       -------        ------
   Total Distributions to Shareholders ..........................................         (849)         (338)
                                                                                       -------        ------
FROM FUND SHARE TRANSACTIONS:
 Net increase (decrease) in net assets from Fund share transactions (Note 5)  ...       23,253         8,156
                                                                                       -------        ------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS .....................................       23,782         8,498

NET ASSETS
 Beginning of period ............................................................        8,523            25(a)
                                                                                       -------        ------
 End of period (including undistributed net investment income
   of $383 and $119, respectively)  .............................................      $32,305        $8,523
                                                                                       =======        ======

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Original capital.

        The accompanying notes are an integral part of the financial statements.

                                                              Core Bond Fund  45

CORE BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                     YEARS ENDED DECEMBER 31,
                                                                    --------------------------
                                                                    1998                 1997*
                                                                    ------              ------
NET ASSET VALUE, BEGINNING OF PERIOD ..........................    $ 10.45              $10.00
                                                                   -------              ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (c)  ...................................        .56                 .64
 Net realized and unrealized gain (loss) on investments .......        .19                 .30
                                                                   -------              ------
   Total Income From Investment Operations ....................        .75                 .94
                                                                   -------              ------
DISTRIBUTIONS:
 Net investment income ........................................       (.47)               (.49)
 Net realized gain on investments .............................       (.05)                 --
                                                                   -------              ------
   Total Distributions ........................................       (.52)               (.49)
                                                                   -------              ------
NET ASSET VALUE, END OF PERIOD ................................    $ 10.68              $10.45
                                                                   =======              ======
TOTAL RETURN (%)(a)  ..........................................       7.38                9.73

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted)  ....................     32,305               8,523

 Ratios to average net assets (%)(b):
   Operating expenses, net ....................................        .80                 .80
   Operating expenses, gross ..................................       1.28                2.20
   Net investment income ......................................       5.34                6.38

 Portfolio turnover rate (%)(b)  ..............................      75.95               53.86

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended December 31, 1997 are annualized.
(c) For the period ended December 31, 1998, average month-end shares outstanding were used for this calculation.

46 Core Bond Fund

RUSSELL INSURANCE FUNDS

NOTES TO FINANCIAL STATEMENTS

December 31, 1998

1.   ORGANIZATION

     Russell Insurance Funds (the "Investment Company") is a series mutual fund with four investment portfolios, referred to as "Funds." These financial statements report on the Funds, each of which has distinct investment objectives and strategies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under a master trust agreement dated July 11, 1996. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments maturing within 60 days of the valuation date are valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities but have not done so in 1998.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/ accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1998 to December 31, 1998, the Aggressive Equity and Non-US Funds incurred net realized capital losses of $15,508 and $13,235, respectively. As permitted by tax regulations, the Aggressive Equity and Non-US Funds intend to elect to defer these losses and treat them as arising in the year ending December 31, 1999.

     At December 31, 1998, the Non-US Fund had a net tax basis capital loss carryforward of $570,615 which may be applied against any net realized taxable gains in each succeeding year or until its expiration date of December 31, 2006, whichever occurs first.

                                               Notes to Financial Statements  47

RUSSELL INSURANCE FUNDS

December 31, 1998

 The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1998 are as follows:

                                                                                         NET
                                              GROSS               GROSS               UNREALIZED
                         FEDERAL TAX        UNREALIZED          UNREALIZED           APPRECIATION
                            COST           APPRECIATION       (DEPRECIATION)        (DEPRECIATION)
                       ---------------   ---------------     ---------------       ---------------
  Multi-Style Equity     $63,881,777       $11,822,728         $(1,798,160)          $10,024,568
  Aggressive Equity       21,930,063         3,706,187          (1,003,860)            2,702,327
  Non-US                  19,555,577         2,324,322            (707,970)            1,616,352
  Core Bond               38,124,870           253,626            (378,589)             (124,963)

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the Non-U.S. Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     The following reclassifications have been made to reflect activity for the year ended December 31, 1998:

                        UNDISTRIBUTED         ACCUMULATED
                        NET INVESTMENT        NET REALIZED
                            INCOME            GAIN (LOSS)
                       ----------------      --------------
     Non-US                $88,390             $ (88,390)
     Core Bond               1,861                (1,861)

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Advisor"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Funds have been deferred and are being amortized over 60 months on a straight-line basis.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

     (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

     (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Non-US Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

48 Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1998

     It is not practical to isolate that portion of the results of operations of the Non-US Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Non-US Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn market-like returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that allow them to meet their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Non-US Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that is recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days)(i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

     The Funds may invest in interest rate futures contracts, stock index futures contracts, and foreign currency futures contracts and options thereon that are traded on a United States or foreign exchange or board of trade.

                                               Notes to Financial Statements  49

RUSSELL INSURANCE FUNDS

December 31, 1998

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the year ended December 31, 1998, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

                         PURCHASES       SALES                     PURCHASES      SALES
                       ------------- -------------               ------------- -----------
 Multi-Style Equity     $68,028,105   $34,559,160   Non-US        $18,087,947   $6,396,622
 Aggressive Equity       22,361,502    14,787,369   Core Bond      14,248,011    3,794,413

 Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                         PURCHASES       SALES
                       ------------- -------------
 Core Bond              $70,847,590   $55,561,560

 FUTURES CONTRACTS: Fund transactions in futures contract purchases for the year ended December 31, 1998 were as follows:

 MULTI-STYLE EQUITY                           FUTURES CONTRACTS

                                                          AGGREGATE
                                          NUMBER OF     FACE VALUE OF
                                          CONTRACTS     CONTRACTS (1)
                                         -----------   ---------------
  Outstanding December 31, 1997                    2   $       492,475
  Opened                                         116        29,820,805
  Closed                                         (98)      (24,301,709)
                                         -----------   ---------------
  Outstanding December 31, 1998                   20   $     6,011,571
                                         ===========   ===============

 AGGRESSIVE EQUITY                            FUTURES CONTRACTS

                                                          AGGREGATE
                                          NUMBER OF     FACE VALUE OF
                                          CONTRACTS     CONTRACTS (1)
                                         -----------   ---------------
  Outstanding December 31, 1997                    2   $      329,200
  Opened                                          35        7,115,287
  Closed                                         (30)      (5,732,940)
                                         -----------   ---------------
  Outstanding December 31, 1998                    7   $     1,711,547
                                         ===========   ===============

 NON-US                                       FUTURES CONTRACTS
                                                   AGGREGATE
                                          NUMBER OF     FACE VALUE OF
                                          CONTRACTS     CONTRACTS (1)
                                         -----------   ---------------
  Outstanding December 31, 1997                   --   $           --
  Opened                                          84        8,018,669
  Closed                                         (73)      (6,960,471)
                                         -----------   ---------------
  Outstanding December 31, 1998                   11   $    1,058,198
                                         ===========   ===============

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


4.   RELATED PARTIES

     ADVISOR: FRIMCo operates and administers all of the Funds which comprise the Investment Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company, a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Frank Russell Company researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

50  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1998

 For the year ended December 31, 1998, the advisory fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $797,342 before waivers and/or reimbursements. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the following table, of the average daily net assets of the applicable Fund.

                       ANNUAL RATE                     ANNUAL RATE
                      -------------                   -------------
  Multi-Style Equity      0.78%        Non-US             0.95%
  Aggressive Equity       0.95%        Core Bond          0.60%


 FRIMCo has voluntarily agreed to waive a portion of its advisory fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has voluntarily agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps.

 The expense caps, waivers and reimbursements as of December 31, 1998 were as follows:

                                                                     TOTAL
                          EXPENSE      ADVISORY       REIMBURSED     EXPENSE
                            CAP       FEES WAIVED     BY FRIMCO     REDUCTIONS
                          --------   -------------   ------------  ------------
  Multi-Style Equity       0.92%        $132,360      $       --    $   132,360
  Aggressive Equity        1.25           82,680              --         82,680
  Non-US                   1.30          130,606          16,449        147,055
  Core Bond                0.80           95,578              --         95,578


 ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Russell/Mellon Analytical Services, an affiliate of the Investment Company. Russell/Mellon Analytical Services provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

 TRANSFER AGENT: The Funds have a contract with FRIMCo, for the Funds listed above, to provide transfer agent services to the Investment Company. Total fees for the year ended December 31, 1998 were $34,640.

 DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Investment Company for its services.

 ACCRUED FEES PAYABLE TO AFFILIATES AS OF DECEMBER 31, 1998 WERE AS FOLLOWS:

                       ADVISORY       ANALYTIC        TRANSFER
                         FEES       SERVICE FEES     AGENT FEES     TOTAL
                       --------     ------------     ----------   ---------
  Multi-Style Equity   $ 31,894     $      1,854     $    2,538   $  36,286
  Aggressive Equity      15,850            2,214          8,941      27,005
  Non-US                     --            1,688          5,172       6,860
  Core Bond               5,423            1,330          6,098      12,851
                       --------     ------------     ----------   ---------
                       $ 53,167     $      7,086     $   22,749   $  83,002
                       ========     ============     ==========   =========

 BROKERAGE COMMISSIONS: The Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager. The Funds also paid brokerage commissions for trades executed through Frank Russell Securities, Inc., an affiliate of FRIMCo. These commissions are net of a refund (up to 70% of gross commissions) paid back to the Fund effecting such transactions after reimbursement for research services provided to FRIMCo. The amount retained by Frank Russell Securities, Inc. for the year ended December 31, 1998 for the Multi-Style Equity Fund was $21,216 and for the Non-US Fund was $1,928.

 BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $8,000 per year plus out-of-pocket expenses. Total Trustee expenses were $40,309 for the year ended December 31, 1998, and were allocated to each Fund on a pro rata basis.

                                               Notes to Financial Statements  51

RUSSELL INSURANCE FUNDS

December 31, 1998

   BENEFICIAL INTEREST: As of December 31, 1998, FRIMCo and the Funds had four client relationships that represented more than 5% of the total outstanding shares of the respective Funds.

                                         CLIENT RELATIONSHIP
                                             PERCENTAGES
                               ---------------------------------------
  Multi-Style Equity             40.0%     32.7%     15.9%      7.1%
  Aggressive Equity              49.6      21.7      16.1       7.1
  Non-US                         48.2      21.1      16.0      10.2
  Core Bond                      52.8      20.6      14.5       9.3


5. SHARE TRANSACTIONS

   Share transactions for shares for the years ended December 31, were as follows:

                                                            SHARES                        DOLLARS
                                                  --------------------------    ---------------------------
                                                     1998            1997*         1998            1997*
                                                  ----------      ----------    ----------      -----------
MULTI-STYLE EQUITY

  Proceeds from shares sold                        2,867,999       3,159,950    $ 40,821,643    $ 35,492,250
  Proceeds from reinvestment of distributions         63,764           9,451         857,763         105,477
  Payments for shares redeemed                      (162,445)     (1,321,867)     (2,378,164)    (16,557,615)
                                                ------------    ------------    ------------    ------------
  Total net increase (decrease)                    2,769,318       1,847,534    $ 39,301,242    $ 19,040,112
                                                ============    ============    ============    ============


AGGRESSIVE EQUITY
  Proceeds from shares sold                          818,370       2,044,963    $ 10,356,016    $ 23,639,882
  Proceeds from reinvestment of distributions         87,768           4,358       1,133,444          44,962
  Payments for shares redeemed                      (111,078)       (909,280)     (1,344,902)    (11,961,760)
                                                ------------    ------------    ------------    ------------
  Total net increase (decrease)                      795,060       1,140,041    $ 10,144,558    $ 11,723,084
                                                ============    ============    ============    ============



NON-US
  Proceeds from shares sold                        1,311,652       1,090,627    $ 13,933,668    $ 10,979,143
  Proceeds from reinvestment of distributions         17,903              --         188,159              --
  Payments for shares redeemed                       (83,398)       (407,383)       (890,851)     (4,080,902)
                                                ------------    ------------    ------------    ------------
  Total net increase (decrease)                    1,246,157         683,244    $ 13,230,976    $  6,898,241
                                                ============    ============    ============    ============


CORE BOND
  Proceeds from shares sold                        2,300,387       1,210,165    $ 24,196,486    $ 12,264,143
  Proceeds from reinvestment of distributions         80,458          33,875         848,569         338,625
  Payments for shares redeemed                      (170,785)       (430,582)     (1,792,203)     (4,446,701)
                                                ------------    ------------    ------------    ------------
  Total net increase (decrease)                    2,210,060         813,458    $ 23,252,852    $  8,156,067
                                                ============    ============    ============    ============

* For the period January 2, 1997 (commencement of operations) to December 31, 1997.

52  Notes to Financial Statements

RUSSELL INSURANCE FUNDS

December 31, 1998

6.   DIVIDENDS

     On February 11, 1999, the Board of Trustees declared the following dividends payable on February 19,1999, to shareholders of record on February 12, 1999:

                                                                    LONG-TERM
                            NET INVESTMENT       SHORT-TERM          CAPITAL
                                INCOME          CAPITAL GAINS         GAINS
                           ----------------    ---------------    ------------
     Multi-Style Equity    $      0.0249       $      0.3069      $     0.8424
     Aggressive Equity            0.0072                  --            0.0219
     Core Bond                    0.1197              0.1679            0.0239
     Non-US                       0.1273                  --                --

                                               Notes to Financial Statements  53

REPORT OF INDEPENDENT ACCOUNTANTS





To the Board of Trustees and Shareholders of Frank Russell Investment Company:

In our opinion, the accompanying statements of assets and liabilities, including the statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the series of Russell Insurance Funds (comprised of Multi-Style Equity, Aggressive Equity, Non-U.S., and Core Bond (the "Funds")) at December 31, 1998, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


                                     /s/ PricewaterhouseCoopers LLP


Seattle, Washington
February 15, 1999


54 Report of Independent Accountants

RUSSELL INSURANCE FUNDS

TAX INFORMATION

December 31, 1998 (Unaudited)



Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as long-term capital gain dividends for their taxable year ended December 31, 1998:

                                    TOTAL LONG-TERM
                                     CAPITAL GAINS
                                   -----------------
Multi-Style Equity                  $         18,038
Aggressive Equity                             67,159

                                                             Tax Information  55

RUSSELL INSURANCE FUNDS

MATTER SUBMITTED TO A VOTE OF SHAREHOLDERS

December 31, 1998



There was a Special Meeting in Lieu of Annual Meeting of Shareholders of the Russell Insurance Funds (the "Investment Company") held at 909 A Street, Tacoma, Washington on November 19, 1998.


THE FOLLOWING MATTERS WERE VOTED UPON AT THE MEETING

THE RESULTS OF EACH VOTE ACCOMPANY THE DESCRIPTION OF EACH MATTER
-----------------------------------------------------------------

1.   To elect the members of the Board of Trustees of the Investment Company.


     VOTE:
     -----

                                      FOR          WITHHELD
                               ---------------   ------------
     Lynn L. Anderson            9,708,349.147         0.000
     Paul E. Anderson            9,708,349.147         0.000
     Paul Anton, PhD.            9,708,349.147         0.000
     William E. Baxter           9,708,349.147         0.000
     Lee C. Gingrich             9,708,349.147         0.000
     Eleanor W. Palmer           9,708,349.147         0.000


2. To ratify the selection of PricewaterhouseCoopers LLP as the Investment Company's independent accountants.


     VOTE:
     -----

                                                                 ABSTAIN/BROKER
                                      FOR           AGAINST         NON-VOTE
                               ---------------   ------------   ----------------
     Russell Insurance Funds     9,705,210,747         0.000          3,138.400


3. To approve a proposed management agreement with Frank Russell Investment Management Company ("FRIMCo"), the current investment manager of the Investment Company, to take effect upon the closing of the acquisition of Frank Russell Company by The Northwestern Mutual Life Insurance Company.


     VOTE:
     -----

                                                                 ABSTAIN/BROKER
                                      FOR           AGAINST         NON-VOTE
                               ---------------   ------------   ----------------
 Multi-Style Equity Fund         3,958,533.914    23,014.700          3,138.400
 Aggressive Equity Fund          1,724,864.104    13,087.400              0.000
 Non-U.S. Fund                   1,588,011.270    20,020.900              0.000
 Core Bond Fund                  2,375,581.459     2,097.000              0.000

56  Matter Submitted to a Vote of Shareholders

RUSSELL INSURANCE FUNDS

December 31, 1998

4. To approve a change to the Funds' fundamental investment restrictions limiting borrowing activities, authorizing a higher borrowing level for the purpose of meeting shareholder redemption requests.


     VOTE:
     -----

                                                                 ABSTAIN/BROKER
                                      FOR           AGAINST         NON-VOTE
                               ---------------   ------------   ----------------
 Multi-Style Equity Fund         3,910,412.214     61,721.300        12,553.500
 Aggressive Equity Fund          1,695,884.904     26,642.200        15,424.400
 Non-U.S. Fund                   1,550,022.970     54,929.100         3,080.100
 Core Bond Fund                  2,337,414.959     38,167.100         2,096.400

To act upon any other business as may legally have come before the Special Meeting or any adjournment thereof.


  VOTE:
  -----

                                     GRANT              WITHHELD
                                --------------      ---------------
 Multi-Style Equity Fund         2,223,712.936        1,760,974.206
 Aggressive Equity Fund            726,408.417        1,011,543.087
 Non-U.S. Fund                   1,122,740.027          485,292.143
 Core Bond Fund                  1,874,356.984          503,321.475

                                  Matter Submitted to a Vote of Shareholders  57

RUSSELL INSURANCE FUNDS
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES                                                        LEGAL COUNSEL
 George F. Russell, Jr., Chairman                                Stradley, Ronon, Stevens & Young, LLP
 Lynn L. Anderson                                                2600 One Commerce Square
 Paul E. Anderson                                                Philadelphia, PA 19103-7098
 Paul Anton, PhD
 William E. Baxter                                              INDEPENDENT ACCOUNTANTS
 Lee C. Gingrich                                                 PricewaterhouseCoopers LLP
 Eleanor W. Palmer                                               1001 4th Avenue Plaza
                                                                 Suite 4200
OFFICERS                                                         Seattle, WA 98154
 Lynn L. Anderson, President and Chief Executive Officer
 Peter Apanovitch, Manager of Short Term Investment Funds       DISTRIBUTOR
 Mark E. Swanson, Treasurer and Chief Accounting Officer         Russell Fund Distributors, Inc.
 Randall P. Lert, Director of Investments                        909 A Street
 Karl Ege, Secretary and General Counsel                         Tacoma, WA 98402

MANAGER, TRANSFER AND DIVIDEND PAYING AGENT
 Frank Russell Investment Management Company                    MONEY MANAGERS
 909 A Street                                                   MULTI-STYLE EQUITY FUND
 Tacoma, WA 98402                                                Alliance Capital Management L.P., Minneapolis, MN
                                                                 Equinox Capital Management, Inc., New York, NY
CONSULTANT                                                       Westpeak Investment Advisors, L.P., Boulder, CO
 Frank Russell Company
 909 A Street                                                   AGGRESSIVE EQUITY FUND
 Tacoma, WA 98402                                                Rothschild Asset Management, Inc., New York, NY
                                                                 Westpeak Investment Advisors, L.P., Boulder, CO
CUSTODIAN
 State Street Bank and Trust Company                            NON-US FUND
 1776 Heritage Drive                                             J.P. Morgan Investment Management, Inc., New York, NY
 North Quincy, MA 02171                                          Oechsle International Advisors, Boston, MA
                                                                 The Boston Company Asset Management, Inc., Boston, MA
OFFICE OF SHAREHOLDER INQUIRIES
 909 A Street                                                   CORE BOND FUND
 Tacoma, WA 98402                                                Pacific Investment Management Company, Newport Beach, CA
 (800) RUSSEL4                                                   Standish, Ayer & Wood, Inc., Boston, MA
 (800) 787-7354



This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Insurance Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

58 Manager, Money Managers and Service Providers

[RUSSELL LOGO]


Russell Insurance Funds

909 A Street
Tacoma, WA 98402-5120
253-627-7001
800-972-0700

Fax: 253-591-3495

A-5147(299)  36-08-023